UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07043
Name of Registrant: Vanguard Admiral Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: August 31
Date of reporting period: November 30, 2013
Item 1: Schedule of Investments

Vanguard Admiral Treasury Money Market Fund

Schedule of Investments
As of November 30, 2013

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (100.0%)
United States Treasury Bill	0.038%–0.047%	12/5/13	824,912	824,909
United States Treasury Bill	0.025%–0.060%	12/12/13	798,329	798,318
United States Treasury Bill	0.018%–0.078%	12/19/13	805,507	805,490
United States Treasury Bill	0.013%–0.103%	12/26/13	685,203	685,183
United States Treasury Bill	0.090%	1/2/14	200,000	199,984
United States Treasury Bill	0.040%	1/9/14	762,000	761,967
United States Treasury Bill	0.074%	1/16/14	125,000	124,988
United States Treasury Bill	0.033%–0.073%	1/23/14	1,822,500	1,822,404
United States Treasury Bill	0.041%	1/30/14	825,000	824,944
United States Treasury Bill	0.048%	2/6/14	885,000	884,921
United States Treasury Bill	0.075%	2/13/14	1,470,000	1,469,773
United States Treasury Bill	0.078%–0.080%	2/20/14	977,000	976,825
United States Treasury Bill	0.080%	2/27/14	710,000	709,861
United States Treasury Note/Bond	4.750%	5/15/14	400,000	408,461
Total U.S. Government and Agency Obligations (Cost $11,298,028)				11,298,028
Total Investments (100.0%) (Cost $11,298,028)				11,298,028
Other Assets and Liabilities-Net (0.0%)				3,916
Net Assets (100%)				11,301,944
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2013, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard S&P 500 Value Index Fund

Schedule of Investments
As of November 30, 2013

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)
Consumer Discretionary (6.8%)
Ford Motor Co.	65,832	1,124
McDonald's Corp.	8,019	781
Target Corp.	10,547	674
Walt Disney Co.	8,330	588
Johnson Controls Inc.	11,434	578
* General Motors Co.	12,271	475
NIKE Inc. Class B	5,246	415
Macy's Inc.	6,285	335
Carnival Corp.	7,315	264
Viacom Inc. Class B	2,984	239
Genuine Parts Co.	2,588	214
Yum! Brands Inc.	2,612	203
Whirlpool Corp.	1,323	202
Kohl's Corp.	3,414	189
Best Buy Co. Inc.	4,504	183
Staples Inc.	11,047	172
* Bed Bath & Beyond Inc.	1,823	142
* Michael Kors Holdings Ltd.	1,731	141
Omnicom Group Inc.	1,975	141
Darden Restaurants Inc.	2,173	116
Hasbro Inc.	1,924	104
Harley-Davidson Inc.	1,492	100
Garmin Ltd.	2,059	100
Starwood Hotels & Resorts Worldwide Inc.	1,268	94
GameStop Corp. Class A	1,953	94
* Dollar General Corp.	1,642	93
Harman International Industries Inc.	1,137	92
Goodyear Tire & Rubber Co.	4,107	91
* Chipotle Mexican Grill Inc. Class A	165	86
Tiffany & Co.	938	84
* News Corp. Class A	4,578	82
Marriott International Inc. Class A	1,635	77
International Game Technology	4,344	76
* CarMax Inc.	1,424	72
H&R Block Inc.	2,565	72
Interpublic Group of Cos. Inc.	4,030	70
Cablevision Systems Corp. Class A	3,589	60
Gannett Co. Inc.	2,068	56
* Graham Holdings Co. Class B	73	49
Abercrombie & Fitch Co.	1,269	44
Expedia Inc.	595	38
* AutoNation Inc.	592	29
		8,839
Consumer Staples (10.1%)
Wal-Mart Stores Inc.	27,200	2,203
Procter & Gamble Co.	23,340	1,966
CVS Caremark Corp.	20,526	1,374

Mondelez International Inc. Class A	29,755	998
Walgreen Co.	14,528	860
Altria Group Inc.	14,404	533
Kraft Foods Group Inc.	9,954	529
Costco Wholesale Corp.	4,161	522
Archer-Daniels-Midland Co.	11,019	443
Colgate-Palmolive Co.	5,593	368
Kroger Co.	8,655	361
Sysco Corp.	9,829	331
General Mills Inc.	5,899	297
Kimberly-Clark Corp.	2,686	293
ConAgra Foods Inc.	7,055	233
Beam Inc.	2,704	183
Tyson Foods Inc. Class A	4,643	147
Reynolds American Inc.	2,800	141
Safeway Inc.	4,024	141
Molson Coors Brewing Co. Class B	2,639	139
Mead Johnson Nutrition Co.	1,587	134
Avon Products Inc.	7,232	129
Estee Lauder Cos. Inc. Class A	1,664	125
Kellogg Co.	2,019	122
Hormel Foods Corp.	2,249	101
Clorox Co.	983	92
JM Smucker Co.	843	88
Coca-Cola Enterprises Inc.	1,663	70
Campbell Soup Co.	1,434	56
		12,979
Energy (14.7%)
Chevron Corp.	32,285	3,953
Exxon Mobil Corp.	33,834	3,163
ConocoPhillips	20,437	1,488
Occidental Petroleum Corp.	13,465	1,279
Schlumberger Ltd.	8,623	762
Phillips 66	10,211	711
Apache Corp.	6,749	617
National Oilwell Varco Inc.	7,145	582
Marathon Oil Corp.	11,864	427
Halliburton Co.	8,059	424
Baker Hughes Inc.	7,407	422
Valero Energy Corp.	9,054	414
Kinder Morgan Inc.	11,244	400
Hess Corp.	4,818	391
Devon Energy Corp.	6,374	386
Spectra Energy Corp.	11,178	375
Anadarko Petroleum Corp.	4,115	365
Marathon Petroleum Corp.	2,827	234
Ensco plc Class A	3,900	230
Chesapeake Energy Corp.	8,470	228
Williams Cos. Inc.	5,820	205
Murphy Oil Corp.	2,940	191
Noble Corp. plc	4,227	161
Transocean Ltd.	2,930	148
Helmerich & Payne Inc.	1,777	137
CONSOL Energy Inc.	3,816	136
* Cameron International Corp.	2,178	121
EQT Corp.	1,357	115
* Southwestern Energy Co.	2,822	109

* FMC Technologies Inc.	2,133	103
Cabot Oil & Gas Corp.	2,811	97
QEP Resources Inc.	2,995	96
Range Resources Corp.	1,118	87
Peabody Energy Corp.	4,518	82
* Rowan Cos. plc Class A	2,079	72
Nabors Industries Ltd.	4,343	72
Diamond Offshore Drilling Inc.	1,164	70
* Newfield Exploration Co.	2,267	64
* WPX Energy Inc.	3,358	62
		18,979
Financials (23.8%)
JPMorgan Chase & Co.	62,900	3,599
Wells Fargo & Co.	80,741	3,554
* Berkshire Hathaway Inc. Class B	30,077	3,505
Citigroup Inc.	50,816	2,689
American International Group Inc.	24,670	1,227
Goldman Sachs Group Inc.	6,980	1,179
MetLife Inc.	18,713	977
Morgan Stanley	23,237	727
Capital One Financial Corp.	9,782	701
PNC Financial Services Group Inc.	8,882	684
ACE Ltd.	5,685	584
Travelers Cos. Inc.	6,242	566
State Street Corp.	7,454	541
Aflac Inc.	7,774	516
Charles Schwab Corp.	19,329	473
CME Group Inc.	5,248	430
Allstate Corp.	7,749	421
Chubb Corp.	4,267	412
BB&T Corp.	11,754	408
Prudential Financial Inc.	4,195	372
SunTrust Banks Inc.	9,006	326
Bank of New York Mellon Corp.	9,420	317
Prologis Inc.	8,330	316
Fifth Third Bancorp	14,819	301
Simon Property Group Inc.	1,920	288
Hartford Financial Services Group Inc.	7,604	271
Progressive Corp.	9,244	258
BlackRock Inc.	841	255
Loews Corp.	5,114	242
Principal Financial Group Inc.	4,577	232
Host Hotels & Resorts Inc.	12,536	231
Lincoln National Corp.	4,422	227
Northern Trust Corp.	3,774	223
Marsh & McLennan Cos. Inc.	4,503	214
Public Storage	1,113	170
Aon plc	1,949	159
XL Group plc Class A	4,773	153
Leucadia National Corp.	5,228	150
Unum Group	4,398	148
* IntercontinentalExchange Group Inc.	688	147
Equity Residential	2,628	135
Cincinnati Financial Corp.	2,464	129
Vornado Realty Trust	1,451	128
* Genworth Financial Inc. Class A	8,254	125
HCP Inc.	3,342	123

McGraw Hill Financial Inc.	1,613	120
Regions Financial Corp.	12,120	118
Boston Properties Inc.	1,170	116
Torchmark Corp.	1,529	116
AvalonBay Communities Inc.	977	116
Weyerhaeuser Co.	3,616	109
KeyCorp	7,464	95
Ventas Inc.	1,621	92
Invesco Ltd.	2,585	90
* E*TRADE Financial Corp.	4,796	86
M&T Bank Corp.	740	85
Assurant Inc.	1,255	82
People's United Financial Inc.	5,381	82
Comerica Inc.	1,703	77
NASDAQ OMX Group Inc.	1,934	76
Macerich Co.	1,334	76
Hudson City Bancorp Inc.	7,964	74
Legg Mason Inc.	1,818	71
Kimco Realty Corp.	3,213	66
Plum Creek Timber Co. Inc.	1,373	60
* CBRE Group Inc. Class A	1,855	45
Apartment Investment & Management Co. Class A	1,149	29
		30,714
Health Care (9.3%)
Johnson & Johnson	22,133	2,095
Pfizer Inc.	45,356	1,439
UnitedHealth Group Inc.	16,990	1,266
McKesson Corp.	3,821	634
Bristol-Myers Squibb Co.	12,105	622
Medtronic Inc.	8,503	487
WellPoint Inc.	4,998	464
Aetna Inc.	6,214	428
* Express Scripts Holding Co.	6,255	421
Cigna Corp.	4,725	413
Abbott Laboratories	9,604	367
Cardinal Health Inc.	5,673	367
St. Jude Medical Inc.	4,795	280
AmerisourceBergen Corp. Class A	3,861	272
Humana Inc.	2,613	272
* Forest Laboratories Inc.	3,944	202
Thermo Fisher Scientific Inc.	1,927	194
Covidien plc	2,847	194
Becton Dickinson and Co.	1,622	176
Allergan Inc.	1,784	173
Stryker Corp.	2,264	169
Quest Diagnostics Inc.	2,541	155
* Laboratory Corp. of America Holdings	1,503	153
* Boston Scientific Corp.	12,769	148
* CareFusion Corp.	3,577	143
* Hospira Inc.	2,771	109
Zimmer Holdings Inc.	820	75
* Tenet Healthcare Corp.	1,701	73
CR Bard Inc.	477	66
Patterson Cos. Inc.	1,392	58
* Waters Corp.	557	56
* Varian Medical Systems Inc.	608	48

DENTSPLY International Inc.	930	44
		12,063
Industrials (13.6%)
General Electric Co.	170,171	4,537
United Technologies Corp.	14,106	1,564
Caterpillar Inc.	10,631	899
FedEx Corp.	4,966	689
3M Co.	4,666	623
United Parcel Service Inc. Class B	5,916	606
Honeywell International Inc.	6,820	604
General Dynamics Corp.	5,556	509
Raytheon Co.	5,390	478
CSX Corp.	17,030	464
Norfolk Southern Corp.	5,215	457
Emerson Electric Co.	6,570	440
Northrop Grumman Corp.	3,844	433
Lockheed Martin Corp.	2,477	351
Waste Management Inc.	7,286	333
Danaher Corp.	4,000	299
Tyco International Ltd.	7,728	295
Parker Hannifin Corp.	2,494	294
Eaton Corp. plc	4,039	293
Precision Castparts Corp.	1,069	276
Delta Air Lines Inc.	9,032	262
Stanley Black & Decker Inc.	2,674	218
Fluor Corp.	2,726	212
Deere & Co.	2,044	172
Republic Services Inc. Class A	4,544	159
Textron Inc.	4,687	156
L-3 Communications Holdings Inc.	1,495	155
Ingersoll-Rand plc	1,897	135
* Jacobs Engineering Group Inc.	2,199	131
Nielsen Holdings NV	2,659	115
Dover Corp.	1,252	114
Pentair Ltd.	1,598	113
Joy Global Inc.	1,776	100
WW Grainger Inc.	382	99
Rockwell Automation Inc.	811	92
Kansas City Southern	717	87
Rockwell Collins Inc.	1,176	86
Expeditors International of Washington Inc.	1,828	79
Pitney Bowes Inc.	3,377	78
CH Robinson Worldwide Inc.	1,307	77
Pall Corp.	877	73
Flowserve Corp.	872	62
Ryder System Inc.	873	61
Xylem Inc.	1,675	58
ADT Corp.	1,338	54
Iron Mountain Inc.	1,388	39
Dun & Bradstreet Corp.	309	36
Robert Half International Inc.	901	35
		17,502
Information Technology (8.0%)
Microsoft Corp.	57,000	2,173
International Business Machines Corp.	8,259	1,484
Cisco Systems Inc.	47,484	1,009

Hewlett-Packard Co.	32,114	878
Corning Inc.	24,416	417
Texas Instruments Inc.	7,177	309
Accenture plc Class A	3,769	292
Automatic Data Processing Inc.	3,386	271
Western Digital Corp.	3,525	265
Motorola Solutions Inc.	3,955	261
SanDisk Corp.	3,771	257
Xerox Corp.	19,368	220
* Micron Technology Inc.	9,883	209
TE Connectivity Ltd.	3,804	201
CA Inc.	5,487	181
* Juniper Networks Inc.	8,464	172
Western Union Co.	9,234	154
NVIDIA Corp.	9,669	151
* Electronic Arts Inc.	5,118	114
Symantec Corp.	4,553	102
Paychex Inc.	2,335	102
NetApp Inc.	2,097	86
Analog Devices Inc.	1,718	83
Altera Corp.	2,448	79
* Citrix Systems Inc.	1,316	78
Xilinx Inc.	1,685	75
Fidelity National Information Services Inc.	1,466	74
FLIR Systems Inc.	2,367	70
* First Solar Inc.	1,162	69
Jabil Circuit Inc.	3,073	62
* Autodesk Inc.	1,309	59
* Lam Research Corp.	1,116	58
Linear Technology Corp.	1,289	55
Microchip Technology Inc.	1,218	53
Harris Corp.	807	52
Computer Sciences Corp.	942	50
Total System Services Inc.	1,443	45
Molex Inc.	1,094	42
		10,312
Materials (3.7%)
Dow Chemical Co.	20,223	790
Freeport-McMoRan Copper & Gold Inc.	17,343	602
LyondellBasell Industries NV Class A	7,488	578
EI du Pont de Nemours & Co.	7,872	483
Air Products & Chemicals Inc.	3,501	381
International Paper Co.	7,450	348
Praxair Inc.	2,117	267
Newmont Mining Corp.	8,309	206
Alcoa Inc.	17,845	171
Nucor Corp.	2,761	141
MeadWestvaco Corp.	2,969	104
* Owens-Illinois Inc.	2,749	91
Avery Dennison Corp.	1,641	80
Sigma-Aldrich Corp.	846	73
United States Steel Corp.	2,413	65
Cliffs Natural Resources Inc.	2,563	64
Allegheny Technologies Inc.	1,807	60
Sealed Air Corp.	1,677	54
Airgas Inc.	475	52
International Flavors & Fragrances Inc.	562	50

Vulcan Materials Co.	698	39
Bemis Co. Inc.	1,001	39
		4,738
Telecommunication Services (3.8%)
AT&T Inc.	88,746	3,125
Verizon Communications Inc.	25,344	1,257
CenturyLink Inc.	10,033	308
Windstream Holdings Inc.	9,909	80
Frontier Communications Corp.	16,705	78
		4,848
Utilities (6.1%)
Duke Energy Corp.	11,797	825
Dominion Resources Inc.	9,676	628
NextEra Energy Inc.	7,097	600
Southern Co.	14,603	593
Exelon Corp.	14,321	385
American Electric Power Co. Inc.	8,129	383
PPL Corp.	10,553	324
PG&E Corp.	7,442	301
Public Service Enterprise Group Inc.	8,455	277
Consolidated Edison Inc.	4,890	270
Edison International	5,440	252
Xcel Energy Inc.	8,312	233
FirstEnergy Corp.	6,991	228
Northeast Utilities	5,259	216
ONEOK Inc.	3,443	200
DTE Energy Co.	2,926	195
Entergy Corp.	2,975	184
CenterPoint Energy Inc.	7,171	168
Sempra Energy	1,897	168
NiSource Inc.	5,229	165
Wisconsin Energy Corp.	3,810	159
AES Corp.	10,267	150
Ameren Corp.	4,051	145
NRG Energy Inc.	5,392	143
CMS Energy Corp.	4,448	118
SCANA Corp.	2,340	110
Pinnacle West Capital Corp.	1,840	98
AGL Resources Inc.	1,978	92
Pepco Holdings Inc.	4,172	80
Integrys Energy Group Inc.	1,327	71
TECO Energy Inc.	3,422	58
		7,819
Total Investments (99.9%) (Cost $107,190)		128,793
Other Assets and Liabilities-Net (0.1%)		153
Net Assets (100%)		128,946

* Non-income-producing security.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but

S&P 500 Value Index Fund

after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At November 30, 2013, the cost of investment securities for tax purposes was $107,190,000. Net unrealized appreciation of investment securities for tax purposes was $21,603,000, consisting of unrealized gains of $22,477,000 on securities that had risen in value since their purchase and $874,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P 500 Growth Index Fund

Schedule of Investments
As of November 30, 2013

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (17.9%)
* Amazon.com Inc.	8,229	3,239
Comcast Corp. Class A	58,152	2,900
Home Depot Inc.	31,849	2,569
Walt Disney Co.	25,858	1,824
Twenty-First Century Fox Inc. Class A	44,161	1,479
* priceline.com Inc.	1,146	1,366
Starbucks Corp.	16,707	1,361
Time Warner Inc.	20,456	1,344
McDonald's Corp.	11,558	1,125
Lowe's Cos. Inc.	23,386	1,110
TJX Cos. Inc.	15,903	1,000
Time Warner Cable Inc.	6,354	878
NIKE Inc. Class B	9,645	763
* DIRECTV	11,352	751
CBS Corp. Class B	12,506	732
Yum! Brands Inc.	6,446	501
* Netflix Inc.	1,311	480
VF Corp.	1,954	458
* Discovery Communications Inc. Class A	5,128	448
Viacom Inc. Class B	5,046	405
Ross Stores Inc.	4,815	368
Delphi Automotive plc	6,273	367
* AutoZone Inc.	790	365
Coach Inc.	6,260	362
Mattel Inc.	7,656	354
L Brands Inc.	5,412	352
* O'Reilly Automotive Inc.	2,411	301
Wynn Resorts Ltd.	1,798	298
BorgWarner Inc.	2,543	273
* Dollar Tree Inc.	4,650	259
* Dollar General Corp.	4,432	252
Gap Inc.	6,129	251
* Chipotle Mexican Grill Inc. Class A	467	245
PVH Corp.	1,809	242
Ralph Lauren Corp. Class A	1,344	236
Omnicom Group Inc.	3,087	221
* TripAdvisor Inc.	2,476	219
Wyndham Worldwide Corp.	2,956	212
Harley-Davidson Inc.	2,973	199
Nordstrom Inc.	3,201	199
Starwood Hotels & Resorts Worldwide Inc.	2,641	197
Newell Rubbermaid Inc.	6,394	194
* Bed Bath & Beyond Inc.	2,418	189
Scripps Networks Interactive Inc. Class A	2,433	182
* General Motors Co.	4,601	178
PetSmart Inc.	2,307	171
* CarMax Inc.	3,082	155
Family Dollar Stores Inc.	2,148	150
PulteGroup Inc.	7,760	146

* Fossil Group Inc.	1,115	142
* Michael Kors Holdings Ltd.	1,669	136
Marriott International Inc. Class A	2,877	135
Lennar Corp. Class A	3,684	132
DR Horton Inc.	6,317	126
Tiffany & Co.	1,196	107
Expedia Inc.	1,605	102
Leggett & Platt Inc.	3,153	95
* Urban Outfitters Inc.	2,421	94
* News Corp. Class A	4,980	89
H&R Block Inc.	2,668	74
Interpublic Group of Cos. Inc.	4,034	70
Gannett Co. Inc.	2,339	63
* AutoNation Inc.	646	32
		33,267
Consumer Staples (10.1%)
Coca-Cola Co.	84,767	3,407
Philip Morris International Inc.	35,987	3,078
PepsiCo Inc.	34,290	2,896
Procter & Gamble Co.	29,838	2,513
Altria Group Inc.	25,403	939
Colgate-Palmolive Co.	12,149	800
Kimberly-Clark Corp.	4,937	539
Costco Wholesale Corp.	4,172	523
Whole Foods Market Inc.	8,277	468
Lorillard Inc.	8,308	426
General Mills Inc.	6,416	324
Hershey Co.	3,321	322
Brown-Forman Corp. Class B	3,611	271
Estee Lauder Cos. Inc. Class A	3,467	260
* Constellation Brands Inc. Class A	3,686	260
Dr Pepper Snapple Group Inc.	4,522	218
McCormick & Co. Inc.	2,930	202
Mead Johnson Nutrition Co.	2,381	201
Kellogg Co.	3,028	184
* Monster Beverage Corp.	3,010	178
Reynolds American Inc.	3,307	167
Clorox Co.	1,593	148
Coca-Cola Enterprises Inc.	3,312	139
JM Smucker Co.	1,217	127
Campbell Soup Co.	2,064	80
		18,670
Energy (6.2%)
Exxon Mobil Corp.	52,847	4,940
Schlumberger Ltd.	17,946	1,587
EOG Resources Inc.	6,057	999
Noble Energy Inc.	7,974	560
Pioneer Natural Resources Co.	3,076	547
Anadarko Petroleum Corp.	5,695	506
Halliburton Co.	8,080	426
Marathon Petroleum Corp.	3,198	265
Williams Cos. Inc.	7,439	262
Cabot Oil & Gas Corp.	5,607	193
Transocean Ltd.	3,616	182
Tesoro Corp.	3,002	176
Range Resources Corp.	2,140	166

* Southwestern Energy Co.	4,058	157
* Cameron International Corp.	2,571	143
* Denbury Resources Inc.	8,280	138
EQT Corp.	1,538	131
* FMC Technologies Inc.	2,420	116
		11,494
Financials (9.3%)
Bank of America Corp.	238,860	3,779
American Express Co.	20,629	1,770
US Bancorp	40,894	1,604
American Tower Corporation	8,783	683
Simon Property Group Inc.	4,344	651
Discover Financial Services	10,750	573
BlackRock Inc.	1,678	508
Franklin Resources Inc.	9,033	500
Ameriprise Financial Inc.	4,395	476
T. Rowe Price Group Inc.	5,775	465
Bank of New York Mellon Corp.	13,037	439
Prudential Financial Inc.	4,753	422
Health Care REIT Inc.	6,371	357
* IntercontinentalExchange Group Inc.	1,625	347
Aon plc	4,235	346
Moody's Corp.	4,308	321
McGraw Hill Financial Inc.	3,971	296
Marsh & McLennan Cos. Inc.	6,229	296
Public Storage	1,732	264
SLM Corp.	9,691	258
Ventas Inc.	4,366	248
Weyerhaeuser Co.	8,175	246
Invesco Ltd.	6,397	223
M&T Bank Corp.	1,905	220
HCP Inc.	5,659	208
Equity Residential	3,947	203
Boston Properties Inc.	1,828	182
Vornado Realty Trust	1,932	170
Huntington Bancshares Inc.	18,437	169
AvalonBay Communities Inc.	1,407	167
Regions Financial Corp.	14,887	145
KeyCorp	10,327	132
Zions Bancorporation	4,099	120
Kimco Realty Corp.	4,840	100
Plum Creek Timber Co. Inc.	2,063	90
* CBRE Group Inc. Class A	3,710	90
Comerica Inc.	1,849	84
Macerich Co.	1,344	76
Apartment Investment & Management Co. Class A	1,731	43
		17,271
Health Care (16.8%)
Merck & Co. Inc.	65,065	3,242
Johnson & Johnson	33,208	3,144
Pfizer Inc.	86,845	2,756
* Gilead Sciences Inc.	34,032	2,546
Amgen Inc.	16,750	1,911
AbbVie Inc.	35,250	1,708
* Biogen Idec Inc.	5,285	1,538
* Celgene Corp.	9,145	1,479

Eli Lilly & Co.	22,044	1,107
Bristol-Myers Squibb Co.	20,499	1,053
Abbott Laboratories	21,769	831
Baxter International Inc.	12,069	826
* Express Scripts Holding Co.	9,776	658
* Actavis plc	3,851	628
Medtronic Inc.	10,851	622
Thermo Fisher Scientific Inc.	5,443	549
* Alexion Pharmaceuticals Inc.	4,345	541
* Regeneron Pharmaceuticals Inc.	1,732	509
Covidien plc	6,441	440
Allergan Inc.	4,220	410
Agilent Technologies Inc.	7,351	394
* Cerner Corp.	6,555	377
* Mylan Inc.	8,477	374
* Vertex Pharmaceuticals Inc.	5,169	359
Zoetis Inc.	11,109	346
* Intuitive Surgical Inc.	882	332
Perrigo Co.	2,089	326
* Life Technologies Corp.	3,833	290
Stryker Corp.	3,537	263
Zimmer Holdings Inc.	2,668	244
Becton Dickinson and Co.	2,157	234
* DaVita HealthCare Partners Inc.	3,920	233
* Edwards Lifesciences Corp.	2,494	163
CR Bard Inc.	1,124	156
* Boston Scientific Corp.	12,829	149
* Varian Medical Systems Inc.	1,580	123
* Waters Corp.	1,155	115
PerkinElmer Inc.	2,496	95
DENTSPLY International Inc.	1,927	92
		31,163
Industrials (8.3%)
Boeing Co.	15,433	2,072
Union Pacific Corp.	10,313	1,671
3M Co.	8,229	1,099
United Parcel Service Inc. Class B	8,185	838
Honeywell International Inc.	8,376	741
Illinois Tool Works Inc.	9,162	729
Danaher Corp.	7,974	596
Cummins Inc.	3,869	512
Deere & Co.	5,785	487
Emerson Electric Co.	7,144	479
Precision Castparts Corp.	1,810	468
PACCAR Inc.	7,866	451
Lockheed Martin Corp.	2,697	382
Eaton Corp. plc	5,155	375
Southwest Airlines Co.	15,693	292
Roper Industries Inc.	2,202	286
Fastenal Co.	6,068	282
AMETEK Inc.	5,422	267
Ingersoll-Rand plc	3,487	249
Rockwell Automation Inc.	2,005	228
* Stericycle Inc.	1,906	224
WW Grainger Inc.	865	223
Delta Air Lines Inc.	7,048	204
Dover Corp.	2,121	192

Equifax Inc.	2,695	181
Kansas City Southern	1,495	181
Masco Corp.	7,929	178
Pentair Ltd.	2,298	162
Flowserve Corp.	1,969	141
* Quanta Services Inc.	4,745	140
Snap-on Inc.	1,291	137
Cintas Corp.	2,282	127
Pall Corp.	1,321	111
ADT Corp.	2,664	108
CH Robinson Worldwide Inc.	1,806	106
Rockwell Collins Inc.	1,437	104
Expeditors International of Washington Inc.	2,153	93
Nielsen Holdings NV	1,728	75
Robert Half International Inc.	1,880	73
Xylem Inc.	1,894	65
Iron Mountain Inc.	1,906	54
Dun & Bradstreet Corp.	446	52
		15,435
Information Technology (27.0%)
Apple Inc.	20,200	11,233
* Google Inc. Class A	6,220	6,591
Microsoft Corp.	92,696	3,535
QUALCOMM Inc.	38,141	2,806
Oracle Corp.	79,280	2,798
Intel Corp.	110,769	2,641
Visa Inc. Class A	11,477	2,335
International Business Machines Corp.	11,905	2,139
MasterCard Inc. Class A	2,307	1,755
* eBay Inc.	25,905	1,309
Cisco Systems Inc.	56,028	1,191
EMC Corp.	46,266	1,104
* Yahoo! Inc.	21,098	780
Accenture plc Class A	9,320	722
Texas Instruments Inc.	14,914	641
* Salesforce.com Inc.	12,174	634
* Cognizant Technology Solutions Corp. Class A	6,691	628
* Adobe Systems Inc.	10,378	589
Automatic Data Processing Inc.	6,217	498
Intuit Inc.	6,596	490
Applied Materials Inc.	26,728	462
Seagate Technology plc	7,203	353
Broadcom Corp. Class A	12,222	326
* Fiserv Inc.	2,889	318
Amphenol Corp. Class A	3,535	301
KLA-Tencor Corp.	3,684	235
Fidelity National Information Services Inc.	4,545	230
Analog Devices Inc.	4,612	222
TE Connectivity Ltd.	4,134	218
Symantec Corp.	9,475	213
* Micron Technology Inc.	9,929	210
* Red Hat Inc.	4,207	197
NetApp Inc.	4,762	196
Paychex Inc.	4,122	180
* Akamai Technologies Inc.	3,965	177
* VeriSign Inc.	2,997	170
* Teradata Corp.	3,623	165

Xilinx Inc.		3,671	163
Linear Technology Corp.		3,469	148
* Autodesk Inc.		3,221	146
* Citrix Systems Inc.		2,412	143
* F5 Networks Inc.		1,737	143
Altera Corp.		3,830	124
Microchip Technology Inc.		2,759	119
* Lam Research Corp.		2,139	112
Computer Sciences Corp.		2,033	107
LSI Corp.		12,147	98
Harris Corp.		1,305	84
* Teradyne Inc.		4,240	72
* JDS Uniphase Corp.		5,276	64
Molex Inc.		1,586	61
Total System Services Inc.		1,779	55
			50,231
Materials (3.2%)
Monsanto Co.		11,853	1,343
Ecolab Inc.		6,026	646
EI du Pont de Nemours & Co.		10,047	617
PPG Industries Inc.		3,173	584
Praxair Inc.		3,735	472
Mosaic Co.		7,569	362
Sherwin-Williams Co.		1,939	355
CF Industries Holdings Inc.		1,274	277
Eastman Chemical Co.		3,429	264
FMC Corp.		3,027	220
Nucor Corp.		3,394	173
Ball Corp.		3,221	161
Sigma-Aldrich Corp.		1,548	133
Vulcan Materials Co.		1,962	111
International Flavors & Fragrances Inc.		1,074	95
Airgas Inc.		835	91
Sealed Air Corp.		2,138	69
Bemis Co. Inc.		957	37
			6,010
Telecommunication Services (1.1%)
Verizon Communications Inc.		29,904	1,484
* Crown Castle International Corp.		7,313	543
			2,027
Utilities (0.1%)
Sempra Energy		2,517	223

Total Common Stocks (Cost $144,395)			185,791
	Coupon
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund (Cost $34)	0.127%	34,136	34

Total Investments (100.0%) (Cost $144,429)			185,825
Other Assets and Liabilities-Net (0.0%)			(38)
Net Assets (100%)			185,787

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At November 30, 2013, the cost of investment securities for tax purposes was $144,429,000. Net unrealized appreciation of investment securities for tax purposes was $41,396,000, consisting of unrealized gains of $42,024,000 on securities that had risen in value since their purchase and $628,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Mid-Cap 400 Index Fund

Schedule of Investments
As of November 30, 2013

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (14.2%)
Tractor Supply Co.	47,692	3,492
* LKQ Corp.	102,519	3,398
Polaris Industries Inc.	21,876	2,920
* Mohawk Industries Inc.	20,808	2,914
Advance Auto Parts Inc.	24,882	2,513
Hanesbrands Inc.	33,822	2,371
* Jarden Corp.	40,388	2,271
* Under Armour Inc. Class A	27,388	2,210
Signet Jewelers Ltd.	27,510	2,114
Foot Locker Inc.	50,731	1,973
Dick's Sporting Goods Inc.	34,731	1,963
Williams-Sonoma Inc.	30,408	1,798
* Toll Brothers Inc.	51,930	1,771
* Panera Bread Co. Class A	9,575	1,694
Tupperware Brands Corp.	17,667	1,614
Gentex Corp.	49,288	1,469
* NVR Inc.	1,458	1,414
Carter's Inc.	18,627	1,316
Domino's Pizza Inc.	19,015	1,314
Service Corp. International	72,416	1,309
* AMC Networks Inc. Class A	20,249	1,300
Sotheby's	23,350	1,197
Cinemark Holdings Inc.	35,472	1,170
* Lamar Advertising Co. Class A	22,279	1,112
Brinker International Inc.	22,629	1,064
* JC Penney Co. Inc.	103,821	1,058
* Tempur Sealy International Inc.	20,658	1,054
Chico's FAS Inc.	54,954	1,027
* Bally Technologies Inc.	13,290	991
* Cabela's Inc.	15,916	975
* Deckers Outdoor Corp.	11,789	974
American Eagle Outfitters Inc.	57,957	943
* Ascena Retail Group Inc.	43,517	927
* Apollo Education Group Inc.	33,932	892
* Office Depot Inc.	162,697	885
CST Brands Inc.	25,810	849
Wendy's Co.	96,771	833
Cheesecake Factory Inc.	16,953	826
Thor Industries Inc.	15,228	823
John Wiley & Sons Inc. Class A	15,831	807
* DreamWorks Animation SKG Inc. Class A	24,336	775
* Big Lots Inc.	19,923	764
Aaron's Inc.	25,970	744
Guess? Inc.	20,312	696
DeVry Education Group Inc.	19,373	689
* Murphy USA Inc.	15,174	687
Meredith Corp.	12,647	675
HSN Inc.	11,462	658
* Life Time Fitness Inc.	13,480	654

Rent-A-Center Inc.	18,249	622
New York Times Co. Class A	42,915	599
* ANN Inc.	15,441	551
Bob Evans Farms Inc.	9,189	511
KB Home	28,364	497
MDC Holdings Inc.	13,371	404
Matthews International Corp. Class A	9,383	396
Valassis Communications Inc.	12,920	379
International Speedway Corp. Class A	9,392	322
* Scientific Games Corp. Class A	16,200	291
Scholastic Corp.	8,621	263
Regis Corp.	14,822	237
		72,959
Consumer Staples (3.7%)
Church & Dwight Co. Inc.	47,333	3,089
* Green Mountain Coffee Roasters Inc.	44,798	3,019
Energizer Holdings Inc.	21,273	2,347
Ingredion Inc.	26,489	1,832
Hillshire Brands Co.	42,049	1,405
Flowers Foods Inc.	59,786	1,299
* WhiteWave Foods Co. Class A	59,143	1,258
* United Natural Foods Inc.	16,850	1,160
Harris Teeter Supermarkets Inc.	16,902	835
Dean Foods Co.	32,114	577
Lancaster Colony Corp.	6,535	566
* Post Holdings Inc.	11,176	566
* SUPERVALU Inc.	66,164	427
Universal Corp.	7,930	414
Tootsie Roll Industries Inc.	6,889	221
		19,015
Energy (5.7%)
HollyFrontier Corp.	68,269	3,276
Oceaneering International Inc.	36,961	2,853
Cimarex Energy Co.	29,550	2,795
SM Energy Co.	22,864	2,015
* Oil States International Inc.	18,841	1,928
Energen Corp.	24,674	1,781
* Gulfport Energy Corp.	28,679	1,676
* Dril-Quip Inc.	13,867	1,505
* Dresser-Rand Group Inc.	26,056	1,471
* Superior Energy Services Inc.	54,513	1,389
Patterson-UTI Energy Inc.	50,343	1,173
* Rosetta Resources Inc.	20,881	1,056
* Atwood Oceanics Inc.	19,672	1,034
Tidewater Inc.	16,911	965
World Fuel Services Corp.	24,868	955
CARBO Ceramics Inc.	6,784	835
* Helix Energy Solutions Group Inc.	33,613	746
* Unit Corp.	14,937	719
* Alpha Natural Resources Inc.	75,710	506
* Bill Barrett Corp.	16,675	448
Arch Coal Inc.	70,896	289
		29,415
Financials (22.5%)
* Affiliated Managers Group Inc.	18,055	3,615
SL Green Realty Corp.	31,420	2,843

Everest Re Group Ltd.	16,611	2,605
Realty Income Corp.	67,012	2,554
New York Community Bancorp Inc.	150,605	2,488
Fidelity National Financial Inc. Class A	83,565	2,429
Federal Realty Investment Trust	22,441	2,323
* Alleghany Corp.	5,749	2,266
Arthur J Gallagher & Co.	43,625	2,030
Raymond James Financial Inc.	42,042	2,026
UDR Inc.	85,658	1,993
Essex Property Trust Inc.	12,993	1,972
Rayonier Inc.	43,085	1,900
Waddell & Reed Financial Inc. Class A	29,278	1,866
* MSCI Inc. Class A	41,327	1,834
Reinsurance Group of America Inc. Class A	24,251	1,818
Eaton Vance Corp.	41,454	1,733
* Signature Bank	16,147	1,716
Camden Property Trust	29,128	1,687
Duke Realty Corp.	111,041	1,686
SEI Investments Co.	49,476	1,661
WR Berkley Corp.	37,447	1,640
East West Bancorp Inc.	47,047	1,613
Liberty Property Trust	48,810	1,581
* SVB Financial Group	15,563	1,576
HCC Insurance Holdings Inc.	34,200	1,572
CBOE Holdings Inc.	29,964	1,566
Alexandria Real Estate Equities Inc.	24,406	1,544
Mid-America Apartment Communities Inc.	25,526	1,538
Extra Space Storage Inc.	36,242	1,519
Jones Lang LaSalle Inc.	15,182	1,484
Regency Centers Corp.	31,531	1,477
Senior Housing Properties Trust	64,260	1,455
Taubman Centers Inc.	21,811	1,426
Old Republic International Corp.	82,550	1,420
American Financial Group Inc.	24,318	1,402
Kilroy Realty Corp.	27,746	1,397
Hospitality Properties Trust	50,599	1,375
BRE Properties Inc.	26,364	1,351
First Niagara Financial Group Inc.	120,948	1,347
Corrections Corp. of America	39,531	1,318
National Retail Properties Inc.	41,407	1,315
Omega Healthcare Investors Inc.	40,029	1,309
FirstMerit Corp.	56,391	1,295
Protective Life Corp.	26,819	1,287
Cullen/Frost Bankers Inc.	17,905	1,286
Brown & Brown Inc.	40,598	1,284
Commerce Bancshares Inc.	27,659	1,248
Prosperity Bancshares Inc.	19,360	1,242
City National Corp.	16,161	1,234
BioMed Realty Trust Inc.	65,645	1,220
Synovus Financial Corp.	334,275	1,167
American Campus Communities Inc.	35,802	1,161
Highwoods Properties Inc.	30,699	1,103
Weingarten Realty Investors	38,329	1,094
Home Properties Inc.	19,430	1,022
Hancock Holding Co.	28,052	987
Associated Banc-Corp	56,709	978
StanCorp Financial Group Inc.	15,177	973

First American Financial Corp.	36,545	967
Aspen Insurance Holdings Ltd.	23,073	933
First Horizon National Corp.	82,204	921
Webster Financial Corp.	30,851	909
Hanover Insurance Group Inc.	14,968	903
Bank of Hawaii Corp.	15,238	901
TCF Financial Corp.	56,216	881
Federated Investors Inc. Class B	32,183	878
Fulton Financial Corp.	66,237	866
Washington Federal Inc.	35,373	827
Primerica Inc.	18,690	804
Cathay General Bancorp	25,078	693
Apollo Investment Corp.	76,817	693
Valley National Bancorp	68,171	692
BancorpSouth Inc.	28,635	685
Kemper Corp.	17,897	671
Corporate Office Properties Trust	29,856	664
Trustmark Corp.	22,964	644
Mack-Cali Realty Corp.	30,084	612
Mercury General Corp.	12,400	596
Janus Capital Group Inc.	50,428	549
Potlatch Corp.	13,654	544
Alexander & Baldwin Inc.	14,376	543
International Bancshares Corp.	19,531	510
Westamerica Bancorporation	9,154	507
Greenhill & Co. Inc.	8,919	488
Equity One Inc.	21,309	477
Astoria Financial Corp.	28,608	400
		115,609
Health Care (9.1%)
* Henry Schein Inc.	29,545	3,368
* Endo Health Solutions Inc.	39,014	2,621
* Mettler-Toledo International Inc.	10,230	2,522
Universal Health Services Inc. Class B	30,525	2,516
ResMed Inc.	48,527	2,369
Cooper Cos. Inc.	16,721	2,203
* Hologic Inc.	92,388	2,069
Omnicare Inc.	35,347	2,025
* MEDNAX Inc.	17,296	1,916
* IDEXX Laboratories Inc.	17,950	1,870
* Salix Pharmaceuticals Ltd.	21,072	1,787
* Cubist Pharmaceuticals Inc.	25,286	1,732
* Covance Inc.	19,099	1,612
* United Therapeutics Corp.	15,693	1,449
Teleflex Inc.	14,052	1,381
Community Health Systems Inc.	32,390	1,336
* Health Management Associates Inc. Class A	88,912	1,164
* WellCare Health Plans Inc.	14,882	1,106
* Mallinckrodt plc	19,718	1,024
Techne Corp.	11,332	969
STERIS Corp.	20,192	932
* VCA Antech Inc.	30,284	907
* Charles River Laboratories International Inc.	16,765	875
* Bio-Rad Laboratories Inc. Class A	6,840	839
* LifePoint Hospitals Inc.	16,246	832
Hill-Rom Holdings Inc.	20,050	830
* Health Net Inc.	27,134	829

Owens & Minor Inc.	21,630	826
* Allscripts Healthcare Solutions Inc.	54,160	809
* Thoratec Corp.	19,660	774
* HMS Holdings Corp.	30,016	688
* Masimo Corp.	17,309	495
		46,675
Industrials (16.5%)
* B/E Aerospace Inc.	33,649	2,927
Towers Watson & Co. Class A	21,986	2,476
Fortune Brands Home & Security Inc.	56,709	2,473
JB Hunt Transport Services Inc.	31,194	2,345
Wabtec Corp.	32,887	2,269
* United Rentals Inc.	31,869	2,190
Manpowergroup Inc.	26,745	2,138
Lincoln Electric Holdings Inc.	28,083	2,007
IDEX Corp.	27,932	1,992
Hubbell Inc. Class B	18,440	1,990
Donaldson Co. Inc.	46,187	1,927
Alaska Air Group Inc.	23,851	1,854
Waste Connections Inc.	42,187	1,854
* Kirby Corp.	19,394	1,832
AGCO Corp.	30,929	1,803
KBR Inc.	50,561	1,710
* Genesee & Wyoming Inc. Class A	17,318	1,666
Graco Inc.	20,966	1,619
Carlisle Cos. Inc.	21,797	1,602
Acuity Brands Inc.	14,634	1,500
Nordson Corp.	20,627	1,488
SPX Corp.	15,486	1,466
Oshkosh Corp.	29,717	1,449
AO Smith Corp.	26,552	1,438
Timken Co.	27,266	1,411
Huntington Ingalls Industries Inc.	17,010	1,399
Trinity Industries Inc.	26,856	1,394
* Terex Corp.	38,028	1,381
URS Corp.	25,587	1,330
Alliant Techsystems Inc.	10,942	1,326
Valmont Industries Inc.	9,148	1,324
Triumph Group Inc.	17,771	1,314
* Copart Inc.	38,147	1,313
Lennox International Inc.	15,695	1,293
MSC Industrial Direct Co. Inc. Class A	16,461	1,265
Kennametal Inc.	26,599	1,263
ITT Corp.	30,854	1,259
RR Donnelley & Sons Co.	62,085	1,149
Exelis Inc.	64,345	1,137
Regal-Beloit Corp.	15,397	1,133
Crane Co.	16,670	1,039
CLARCOR Inc.	17,051	1,032
* AECOM Technology Corp.	34,445	1,001
* Clean Harbors Inc.	18,844	994
* Esterline Technologies Corp.	10,722	944
Woodward Inc.	20,694	888
Watsco Inc.	9,201	883
Landstar System Inc.	15,619	877
Deluxe Corp.	17,221	856
Corporate Executive Board Co.	11,480	845

Con-way Inc.	19,307	799
GATX Corp.	15,789	792
Harsco Corp.	27,569	721
* JetBlue Airways Corp.	73,237	651
Herman Miller Inc.	20,059	640
Rollins Inc.	21,970	618
* FTI Consulting Inc.	13,730	617
HNI Corp.	15,516	615
Brink's Co.	16,487	553
Mine Safety Appliances Co.	10,643	530
UTi Worldwide Inc.	31,157	493
General Cable Corp.	16,764	489
Granite Construction Inc.	12,320	385
Werner Enterprises Inc.	15,670	377
Matson Inc.	14,610	366
		84,711
Information Technology (15.9%)
* Alliance Data Systems Corp.	16,650	4,034
* Trimble Navigation Ltd.	87,696	2,798
* Equinix Inc.	16,859	2,709
* ANSYS Inc.	31,576	2,705
* 3D Systems Corp.	32,282	2,426
* Cree Inc.	41,030	2,289
* Gartner Inc.	31,825	2,058
* NCR Corp.	56,709	1,982
* Synopsys Inc.	52,751	1,932
Avnet Inc.	46,856	1,870
* Arrow Electronics Inc.	34,227	1,757
* Skyworks Solutions Inc.	64,139	1,705
Jack Henry & Associates Inc.	29,132	1,654
Global Payments Inc.	25,822	1,628
Solera Holdings Inc.	23,510	1,569
* Concur Technologies Inc.	16,080	1,561
FactSet Research Systems Inc.	13,776	1,557
Broadridge Financial Solutions Inc.	40,682	1,552
* Rackspace Hosting Inc.	38,920	1,487
* Informatica Corp.	36,981	1,435
* MICROS Systems Inc.	26,176	1,406
* PTC Inc.	40,850	1,329
* WEX Inc.	13,274	1,318
* Cadence Design Systems Inc.	97,014	1,285
* TIBCO Software Inc.	52,194	1,262
* Ingram Micro Inc.	52,193	1,223
Leidos Holdings Inc.	24,885	1,210
AOL Inc.	26,234	1,170
* CoreLogic Inc.	32,669	1,151
* CommVault Systems Inc.	15,009	1,123
* Atmel Corp.	146,102	1,118
* NeuStar Inc. Class A	21,994	1,072
* SunEdison Inc.	82,360	1,047
National Instruments Corp.	33,262	1,040
Lender Processing Services Inc.	29,151	1,024
* Riverbed Technology Inc.	56,133	971
* VeriFone Systems Inc.	37,331	956
DST Systems Inc.	10,294	909
* Zebra Technologies Corp.	17,348	899
* ACI Worldwide Inc.	13,515	872

* Acxiom Corp.	25,310	842
Compuware Corp.	73,357	806
* Ciena Corp.	35,250	783
* Advanced Micro Devices Inc.	209,174	761
Lexmark International Inc. Class A	21,392	757
* SolarWinds Inc.	22,422	750
Diebold Inc.	21,826	745
Mentor Graphics Corp.	32,910	741
Convergys Corp.	35,457	728
Fair Isaac Corp.	12,033	710
* Semtech Corp.	23,259	691
Plantronics Inc.	14,990	671
* Tech Data Corp.	12,906	669
* Rovi Corp.	34,664	638
* International Rectifier Corp.	24,195	579
* Vishay Intertechnology Inc.	44,511	576
* Itron Inc.	13,370	566
* Fairchild Semiconductor International Inc.	42,989	547
Science Applications International Corp.	14,229	524
* Silicon Laboratories Inc.	13,239	517
* Polycom Inc.	47,884	515
ADTRAN Inc.	19,609	504
* RF Micro Devices Inc.	94,765	500
Advent Software Inc.	14,115	496
InterDigital Inc.	13,872	470
* Integrated Device Technology Inc.	46,631	463
* ValueClick Inc.	21,433	459
Intersil Corp. Class A	43,524	458
Cypress Semiconductor Corp.	46,955	455
ManTech International Corp. Class A	7,905	227
		81,241
Materials (6.9%)
Rock Tenn Co. Class A	24,585	2,321
Ashland Inc.	24,578	2,239
Packaging Corp. of America	33,580	2,057
Valspar Corp.	27,538	1,945
Reliance Steel & Aluminum Co.	26,304	1,934
Albemarle Corp.	27,801	1,910
RPM International Inc.	45,390	1,797
Martin Marietta Materials Inc.	15,798	1,526
Aptargroup Inc.	22,646	1,470
Steel Dynamics Inc.	75,436	1,374
Sonoco Products Co.	34,309	1,374
Eagle Materials Inc.	16,937	1,321
NewMarket Corp.	3,913	1,268
Cytec Industries Inc.	12,467	1,116
Carpenter Technology Corp.	18,070	1,089
Royal Gold Inc.	22,227	1,002
Cabot Corp.	20,296	991
Domtar Corp.	11,155	954
Scotts Miracle-Gro Co. Class A	15,014	880
Sensient Technologies Corp.	17,101	840
Compass Minerals International Inc.	11,434	818
* Louisiana-Pacific Corp.	47,953	786
Commercial Metals Co.	39,980	776
Worthington Industries Inc.	18,062	757
Minerals Technologies Inc.	11,848	704

Silgan Holdings Inc.			14,953	699
Olin Corp.			27,413	681
Greif Inc. Class A			10,258	564
Intrepid Potash Inc.			18,566	287
				35,480
Telecommunication Services (0.5%)
* tw telecom inc Class A			49,767	1,409
Telephone & Data Systems Inc.			33,673	937
				2,346
Utilities (4.7%)
OGE Energy Corp.			67,759	2,332
Alliant Energy Corp.			37,902	1,952
National Fuel Gas Co.			28,566	1,928
MDU Resources Group Inc.			64,510	1,914
NV Energy Inc.			80,482	1,903
UGI Corp.			38,981	1,569
Aqua America Inc.			60,289	1,451
Atmos Energy Corp.			30,968	1,377
Westar Energy Inc. Class A			43,399	1,361
Questar Corp.			59,823	1,347
Great Plains Energy Inc.			52,541	1,247
Vectren Corp.			28,128	976
Cleco Corp.			20,657	944
IDACORP Inc.			17,167	887
Hawaiian Electric Industries Inc.			33,875	857
Black Hills Corp.			15,214	765
WGL Holdings Inc.			17,683	705
PNM Resources Inc.			27,227	634
				24,149
Total Common Stocks (Cost $422,867)				511,600
	Coupon
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.3%)
2 Vanguard Market Liquidity Fund	0.127%		1,418,272	1,418

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[3,4] Federal Home Loan Bank Discount Notes	0.065%	3/21/14	100	100
Total Temporary Cash Investments (Cost $1,518)				1,518
Total Investments (100.0%) (Cost $424,385)				513,118
Other Assets and Liabilities-Net (0.0%)				(131)
Net Assets (100%)				512,987

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
4 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.

S&P Mid-Cap 400 Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	511,600	—	—
Temporary Cash Investments	1,418	100	—
Futures Contracts—Assets[1]	2	—	—
Futures Contracts—Liabilities[1]	(8)	—	—
Total	513,012	100	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund may use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

S&P Mid-Cap 400 Index Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At November 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P Mid-Cap 400 Index	December 2013	11	1,433	13

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2013, the cost of investment securities for tax purposes was $424,385,000. Net unrealized appreciation of investment securities for tax purposes was $88,733,000, consisting of unrealized gains of $94,951,000 on securities that had risen in value since their purchase and $6,218,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Mid-Cap 400 Growth Index Fund

Schedule of Investments
As of November 30, 2013

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)[1]
Consumer Discretionary (20.6%)
Tractor Supply Co.	56,109	4,108
* LKQ Corp.	120,611	3,998
Polaris Industries Inc.	25,736	3,435
Hanesbrands Inc.	39,789	2,789
* Jarden Corp.	47,515	2,672
* Under Armour Inc. Class A	32,220	2,600
Foot Locker Inc.	59,680	2,321
Dick's Sporting Goods Inc.	40,859	2,309
* Mohawk Industries Inc.	15,669	2,194
Williams-Sonoma Inc.	35,772	2,115
* Toll Brothers Inc.	61,089	2,083
* Panera Bread Co. Class A	11,263	1,992
Gentex Corp.	57,981	1,728
Carter's Inc.	21,916	1,549
Service Corp. International	85,188	1,539
Advance Auto Parts Inc.	15,223	1,538
* AMC Networks Inc. Class A	23,821	1,529
Cinemark Holdings Inc.	41,726	1,377
* Lamar Advertising Co. Class A	26,207	1,308
Chico's FAS Inc.	64,640	1,208
* Bally Technologies Inc.	15,632	1,166
* Cabela's Inc.	18,722	1,147
Signet Jewelers Ltd.	14,890	1,144
Tupperware Brands Corp.	12,472	1,139
American Eagle Outfitters Inc.	68,172	1,109
* Ascena Retail Group Inc.	51,187	1,090
* NVR Inc.	1,063	1,031
Thor Industries Inc.	17,913	969
Domino's Pizza Inc.	13,647	944
Sotheby's	18,130	929
Brinker International Inc.	18,369	864
HSN Inc.	13,479	774
* Tempur Sealy International Inc.	14,338	732
* ANN Inc.	18,427	657
Bob Evans Farms Inc.	10,967	610
KB Home	33,354	585
* Office Depot Inc.	101,458	552
Cheesecake Factory Inc.	11,169	545
CST Brands Inc.	15,198	500
MDC Holdings Inc.	15,629	472
* Murphy USA Inc.	8,926	404
* Life Time Fitness Inc.	7,386	358
		62,113
Consumer Staples (3.1%)
* Green Mountain Coffee Roasters Inc.	34,260	2,309
Ingredion Inc.	31,163	2,155
Church & Dwight Co. Inc.	31,744	2,071
Flowers Foods Inc.	34,470	749

* WhiteWave Foods Co. Class A	34,097	725
* United Natural Foods Inc.	9,914	683
Lancaster Colony Corp.	3,635	315
* SUPERVALU Inc.	35,242	227
Tootsie Roll Industries Inc.	4,124	132
		9,366
Energy (5.1%)
HollyFrontier Corp.	80,318	3,854
* Gulfport Energy Corp.	33,780	1,974
Oceaneering International Inc.	25,222	1,947
Cimarex Energy Co.	14,950	1,414
SM Energy Co.	15,603	1,375
* Oil States International Inc.	12,858	1,316
* Dril-Quip Inc.	8,158	886
* Dresser-Rand Group Inc.	13,796	779
* Rosetta Resources Inc.	14,250	720
Patterson-UTI Energy Inc.	30,209	704
CARBO Ceramics Inc.	3,809	468
		15,437
Financials (18.2%)
* Affiliated Managers Group Inc.	21,240	4,253
Waddell & Reed Financial Inc. Class A	34,444	2,195
Eaton Vance Corp.	48,767	2,039
* Signature Bank	18,996	2,018
* SVB Financial Group	18,308	1,854
Extra Space Storage Inc.	42,636	1,787
Jones Lang LaSalle Inc.	17,859	1,745
Realty Income Corp.	44,941	1,713
Fidelity National Financial Inc. Class A	54,076	1,572
Federal Realty Investment Trust	15,051	1,558
Corrections Corp. of America	46,504	1,551
Omega Healthcare Investors Inc.	47,088	1,539
City National Corp.	19,011	1,452
* Alleghany Corp.	3,517	1,386
Raymond James Financial Inc.	28,690	1,382
Synovus Financial Corp.	393,210	1,372
Rayonier Inc.	30,922	1,364
* MSCI Inc. Class A	29,173	1,295
Arthur J Gallagher & Co.	26,691	1,242
First American Financial Corp.	42,985	1,137
Essex Property Trust Inc.	7,491	1,137
SEI Investments Co.	33,762	1,134
CBOE Holdings Inc.	21,152	1,106
Camden Property Trust	17,137	993
Taubman Centers Inc.	15,140	990
UDR Inc.	42,332	985
Washington Federal Inc.	41,605	973
Regency Centers Corp.	20,775	973
Duke Realty Corp.	58,797	893
Mid-America Apartment Communities Inc.	14,717	887
Senior Housing Properties Trust	37,804	856
Brown & Brown Inc.	26,271	831
Cathay General Bancorp	29,494	815
Highwoods Properties Inc.	21,671	778
Kilroy Realty Corp.	15,344	773
National Retail Properties Inc.	22,899	727

American Campus Communities Inc.	20,221	656
BRE Properties Inc.	12,720	652
Weingarten Realty Investors	22,099	631
Webster Financial Corp.	19,927	587
Fulton Financial Corp.	43,638	570
Home Properties Inc.	10,229	538
First Horizon National Corp.	47,118	528
Potlatch Corp.	9,238	368
Corporate Office Properties Trust	14,323	318
Greenhill & Co. Inc.	5,718	313
Equity One Inc.	11,095	249
		54,715
Health Care (9.3%)
* Mettler-Toledo International Inc.	12,035	2,967
ResMed Inc.	57,090	2,787
Cooper Cos. Inc.	19,672	2,592
* Henry Schein Inc.	20,509	2,338
* IDEXX Laboratories Inc.	21,117	2,199
* Salix Pharmaceuticals Ltd.	24,788	2,102
* United Therapeutics Corp.	18,460	1,704
* Endo Health Solutions Inc.	24,328	1,635
* Hologic Inc.	57,612	1,290
* Cubist Pharmaceuticals Inc.	17,861	1,224
* Mallinckrodt plc	23,192	1,205
* MEDNAX Inc.	10,583	1,173
* Covance Inc.	13,482	1,138
* Charles River Laboratories International Inc.	19,721	1,029
* Thoratec Corp.	23,125	910
* HMS Holdings Corp.	35,298	809
Techne Corp.	7,066	604
* Masimo Corp.	11,509	329
		28,035
Industrials (16.4%)
* B/E Aerospace Inc.	39,587	3,444
Fortune Brands Home & Security Inc.	66,716	2,909
JB Hunt Transport Services Inc.	36,698	2,759
Wabtec Corp.	38,691	2,670
Lincoln Electric Holdings Inc.	33,038	2,362
Alaska Air Group Inc.	28,058	2,181
Graco Inc.	24,663	1,905
* United Rentals Inc.	25,870	1,778
Nordson Corp.	24,264	1,750
Timken Co.	32,075	1,660
* Terex Corp.	44,734	1,625
IDEX Corp.	22,018	1,571
Valmont Industries Inc.	10,761	1,557
* Copart Inc.	44,873	1,545
Lennox International Inc.	18,463	1,521
MSC Industrial Direct Co. Inc. Class A	19,364	1,488
Donaldson Co. Inc.	33,147	1,383
Hubbell Inc. Class B	12,583	1,358
* Genesee & Wyoming Inc. Class A	12,440	1,197
* Kirby Corp.	12,550	1,185
* Clean Harbors Inc.	22,168	1,170
Waste Connections Inc.	25,314	1,112
Acuity Brands Inc.	10,674	1,094

Carlisle Cos. Inc.	14,875	1,093
Triumph Group Inc.	12,545	928
AO Smith Corp.	15,620	846
ITT Corp.	17,425	711
Regal-Beloit Corp.	9,601	706
Watsco Inc.	6,604	634
Landstar System Inc.	11,208	629
Corporate Executive Board Co.	7,788	573
CLARCOR Inc.	8,777	531
Deluxe Corp.	8,663	431
Rollins Inc.	14,134	398
Herman Miller Inc.	10,325	330
Mine Safety Appliances Co.	5,667	282
		49,316
Information Technology (20.2%)
* Alliance Data Systems Corp.	19,589	4,746
* Trimble Navigation Ltd.	103,172	3,291
* Equinix Inc.	19,835	3,188
* 3D Systems Corp.	37,978	2,854
* Cree Inc.	48,270	2,694
* Gartner Inc.	37,440	2,421
* ANSYS Inc.	23,777	2,037
* Skyworks Solutions Inc.	75,453	2,006
* Concur Technologies Inc.	18,916	1,837
* Rackspace Hosting Inc.	45,790	1,750
* WEX Inc.	15,616	1,550
* NCR Corp.	44,035	1,539
* Cadence Design Systems Inc.	114,123	1,512
* TIBCO Software Inc.	61,399	1,484
* CoreLogic Inc.	38,429	1,354
* CommVault Systems Inc.	17,657	1,322
* Atmel Corp.	171,859	1,315
* NeuStar Inc. Class A	25,871	1,261
Jack Henry & Associates Inc.	21,592	1,226
National Instruments Corp.	39,127	1,223
* Synopsys Inc.	32,894	1,205
Solera Holdings Inc.	17,424	1,163
* Riverbed Technology Inc.	66,023	1,142
FactSet Research Systems Inc.	9,238	1,044
* ACI Worldwide Inc.	15,896	1,026
Global Payments Inc.	15,798	996
* Ciena Corp.	41,461	921
* SolarWinds Inc.	26,374	882
Mentor Graphics Corp.	38,707	872
Broadridge Financial Solutions Inc.	22,496	858
Fair Isaac Corp.	14,151	835
* Semtech Corp.	27,357	813
* MICROS Systems Inc.	14,783	794
* PTC Inc.	22,109	719
* Itron Inc.	15,725	666
* Acxiom Corp.	18,759	624
* Zebra Technologies Corp.	11,839	614
Lender Processing Services Inc.	17,150	602
AOL Inc.	13,196	588
InterDigital Inc.	16,559	561
* VeriFone Systems Inc.	21,521	551
* ValueClick Inc.	25,231	540

Plantronics Inc.	10,520	471
Science Applications International Corp.	11,480	423
*	Silicon Laboratories Inc.	8,329	325
Advent Software Inc.	8,228	289
*	Integrated Device Technology Inc.	28,812	286
*	RF Micro Devices Inc.	50,463	266
Cypress Semiconductor Corp.	25,731	249
60,935
Materials (6.0%)
Packaging Corp. of America	39,505	2,420
Valspar Corp.	32,398	2,288
Eagle Materials Inc.	19,923	1,554
NewMarket Corp.	4,602	1,491
Ashland Inc.	15,037	1,370
Albemarle Corp.	19,625	1,348
Royal Gold Inc.	26,145	1,179
RPM International Inc.	26,169	1,036
*	Louisiana-Pacific Corp.	56,402	925
Carpenter Technology Corp.	14,880	897
Worthington Industries Inc.	21,244	891
Martin Marietta Materials Inc.	9,109	879
Cytec Industries Inc.	8,948	801
Compass Minerals International Inc.	5,886	421
Silgan Holdings Inc.	8,396	392
17,892
Telecommunication Services (0.6%)
*	tw telecom inc Class A	58,546	1,658

Utilities (0.4%)
Aqua America Inc.	38,305	922
PNM Resources Inc.	16,560	385
1,307
Total Common Stocks (Cost $250,969)	300,774
Coupon
Temporary Cash Investments (0.7%)[1]
Money Market Fund (0.7%)
2	Vanguard Market Liquidity Fund	0.127%	2,094,000	2,094

Face
Maturity	Amount
Date	($000)
U.S. Government and Agency Obligations (0.0%)
[3,4] Freddie Mac Discount Notes	0.080%	2/10/14	100	100
Total Temporary Cash Investments (Cost $2,194)	2,194
Total Investments (100.6%) (Cost $253,163)	302,968
Other Assets and Liabilities-Net (-0.6%)	(1,717)
Net Assets (100%)	301,251

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.6%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	300,774	—	—
Temporary Cash Investments	2,094	100	—
Futures Contracts—Liabilities[1]	(2)	—	—
Total	302,866	100	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund may use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse

S&P Mid-Cap 400 Growth Index Fund

imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At November 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

		Number of	Aggregate	Unrealized
		Long (Short )	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P Mid-Cap 400 Index	December 2013	4	521	6

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2013, the cost of investment securities for tax purposes was $253,163,000. Net unrealized appreciation of investment securities for tax purposes was $49,805,000, consisting of unrealized gains of $53,668,000 on securities that had risen in value since their purchase and $3,863,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Mid-Cap 400 Value Index Fund

Schedule of Investments
As of November 30, 2013

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (7.9%)
Advance Auto Parts Inc.	4,816	486
Signet Jewelers Ltd.	5,990	460
* Mohawk Industries Inc.	3,021	423
* JC Penney Co. Inc.	41,255	420
* Deckers Outdoor Corp.	4,751	393
* Apollo Education Group Inc.	13,677	360
Wendy's Co.	39,006	336
John Wiley & Sons Inc. Class A	6,381	325
* DreamWorks Animation SKG Inc. Class A	9,809	313
* Big Lots Inc.	8,029	308
Aaron's Inc.	10,467	300
Guess? Inc.	8,186	280
DeVry Education Group Inc.	7,808	278
Meredith Corp.	5,097	272
Tupperware Brands Corp.	2,850	260
Rent-A-Center Inc.	7,355	251
New York Times Co. Class A	17,294	241
* NVR Inc.	224	217
Domino's Pizza Inc.	2,991	207
* Tempur Sealy International Inc.	3,415	174
CST Brands Inc.	5,208	171
* Office Depot Inc.	30,833	168
Sotheby's	3,202	164
Matthews International Corp. Class A	3,752	158
Valassis Communications Inc.	5,206	153
Cheesecake Factory Inc.	3,008	147
* Life Time Fitness Inc.	2,844	138
* Murphy USA Inc.	3,021	137
Brinker International Inc.	2,830	133
International Speedway Corp. Class A	3,845	132
* Scientific Games Corp. Class A	6,601	118
Scholastic Corp.	3,512	107
Regis Corp.	6,011	96
		8,126
Consumer Staples (4.3%)
Energizer Holdings Inc.	8,576	946
Hillshire Brands Co.	16,950	567
Church & Dwight Co. Inc.	8,206	535
* Green Mountain Coffee Roasters Inc.	6,322	426
Harris Teeter Supermarkets Inc.	6,812	336
Flowers Foods Inc.	12,294	267
* WhiteWave Foods Co. Class A	12,161	259
* United Natural Foods Inc.	3,397	234
Dean Foods Co.	12,943	233
* Post Holdings Inc.	4,504	228
Universal Corp.	3,196	167
Lancaster Colony Corp.	1,400	121
* SUPERVALU Inc.	14,892	96

Tootsie Roll Industries Inc.	1,371	44
		4,459
Energy (6.3%)
Energen Corp.	9,947	718
Cimarex Energy Co.	6,791	642
* Superior Energy Services Inc.	21,975	560
Oceaneering International Inc.	6,259	483
* Atwood Oceanics Inc.	7,929	417
Tidewater Inc.	6,816	389
World Fuel Services Corp.	10,024	385
SM Energy Co.	3,872	341
* Oil States International Inc.	3,191	327
* Dresser-Rand Group Inc.	5,778	326
* Dril-Quip Inc.	2,796	303
* Helix Energy Solutions Group Inc.	13,548	301
* Unit Corp.	6,020	290
Patterson-UTI Energy Inc.	9,946	232
* Alpha Natural Resources Inc.	30,515	204
* Bill Barrett Corp.	6,720	181
* Rosetta Resources Inc.	3,537	179
CARBO Ceramics Inc.	1,423	175
Arch Coal Inc.	29,251	119
		6,572
Financials (26.9%)
SL Green Realty Corp.	12,667	1,146
Everest Re Group Ltd.	6,697	1,050
New York Community Bancorp Inc.	60,713	1,003
Reinsurance Group of America Inc. Class A	9,776	733
WR Berkley Corp.	15,095	661
East West Bancorp Inc.	18,965	650
Liberty Property Trust	19,677	637
HCC Insurance Holdings Inc.	13,786	634
Alexandria Real Estate Equities Inc.	9,839	622
Old Republic International Corp.	33,276	572
American Financial Group Inc.	9,803	565
Hospitality Properties Trust	20,417	555
First Niagara Financial Group Inc.	48,754	543
FirstMerit Corp.	22,731	522
Protective Life Corp.	10,811	519
Cullen/Frost Bankers Inc.	7,218	518
Commerce Bancshares Inc.	11,149	503
Prosperity Bancshares Inc.	7,808	501
BioMed Realty Trust Inc.	26,462	492
UDR Inc.	20,030	466
Realty Income Corp.	11,618	443
Fidelity National Financial Inc. Class A	15,162	441
* Alleghany Corp.	1,113	439
Essex Property Trust Inc.	2,672	406
Federal Realty Investment Trust	3,891	403
Hancock Holding Co.	11,307	398
Associated Banc-Corp	22,857	394
Arthur J Gallagher & Co.	8,443	393
StanCorp Financial Group Inc.	6,117	392
Aspen Insurance Holdings Ltd.	9,300	376
Duke Realty Corp.	24,623	374
Hanover Insurance Group Inc.	6,033	364

Bank of Hawaii Corp.	6,142	363
TCF Financial Corp.	22,659	355
Federated Investors Inc. Class B	12,972	354
Raymond James Financial Inc.	7,120	343
Camden Property Trust	5,872	340
Primerica Inc.	7,533	324
BRE Properties Inc.	6,271	321
Mid-America Apartment Communities Inc.	5,249	316
Rayonier Inc.	6,776	299
Kilroy Realty Corp.	5,929	299
* MSCI Inc. Class A	6,666	296
Senior Housing Properties Trust	12,954	293
SEI Investments Co.	8,379	281
National Retail Properties Inc.	8,848	281
Apollo Investment Corp.	30,958	279
Valley National Bancorp	27,474	279
BancorpSouth Inc.	11,540	276
Kemper Corp.	7,213	271
Regency Centers Corp.	5,594	262
Trustmark Corp.	9,255	260
CBOE Holdings Inc.	4,833	253
Mack-Cali Realty Corp.	12,124	247
American Campus Communities Inc.	7,506	243
Mercury General Corp.	4,997	240
Taubman Centers Inc.	3,606	236
Brown & Brown Inc.	7,366	233
Home Properties Inc.	4,309	227
Weingarten Realty Investors	7,882	225
Janus Capital Group Inc.	20,623	224
Alexander & Baldwin Inc.	5,879	222
International Bancshares Corp.	7,869	205
Westamerica Bancorporation	3,689	204
First Horizon National Corp.	16,903	189
Highwoods Properties Inc.	4,952	178
Webster Financial Corp.	5,598	165
Astoria Financial Corp.	11,526	161
Corporate Office Properties Trust	7,013	156
Fulton Financial Corp.	11,604	152
Equity One Inc.	4,821	108
Potlatch Corp.	2,403	96
Greenhill & Co. Inc.	1,618	89
		27,860
Health Care (8.9%)
Universal Health Services Inc. Class B	12,306	1,014
Omnicare Inc.	14,249	816
Teleflex Inc.	5,664	557
* Henry Schein Inc.	4,884	557
Community Health Systems Inc.	13,057	539
* Endo Health Solutions Inc.	7,393	497
* Health Management Associates Inc. Class A	35,839	469
* WellCare Health Plans Inc.	5,999	446
* Hologic Inc.	17,507	392
STERIS Corp.	8,139	375
* MEDNAX Inc.	3,348	371
* VCA Antech Inc.	12,206	365
* Bio-Rad Laboratories Inc. Class A	2,757	338
* LifePoint Hospitals Inc.	6,548	335

Hill-Rom Holdings Inc.	8,081	335
* Health Net Inc.	10,937	334
Owens & Minor Inc.	8,718	333
* Allscripts Healthcare Solutions Inc.	21,829	326
* Cubist Pharmaceuticals Inc.	4,081	280
* Covance Inc.	3,081	260
Techne Corp.	2,148	184
* Masimo Corp.	3,118	89
		9,212
Industrials (16.7%)
Towers Watson & Co. Class A	8,864	998
Manpowergroup Inc.	10,782	862
AGCO Corp.	12,468	727
KBR Inc.	20,382	690
SPX Corp.	6,243	591
Oshkosh Corp.	11,980	584
Huntington Ingalls Industries Inc.	6,856	564
Trinity Industries Inc.	10,826	562
URS Corp.	10,314	536
Alliant Techsystems Inc.	4,411	535
Kennametal Inc.	10,722	509
RR Donnelley & Sons Co.	25,026	463
Exelis Inc.	25,936	458
Crane Co.	6,720	419
* AECOM Technology Corp.	13,884	403
* Esterline Technologies Corp.	4,322	380
Waste Connections Inc.	8,335	366
Woodward Inc.	8,341	358
Hubbell Inc. Class B	3,123	337
* Kirby Corp.	3,519	332
Con-way Inc.	7,782	322
GATX Corp.	6,364	319
Donaldson Co. Inc.	7,263	303
Harsco Corp.	11,112	291
AO Smith Corp.	5,353	290
* United Rentals Inc.	3,984	274
Carlisle Cos. Inc.	3,692	271
* JetBlue Airways Corp.	29,946	266
IDEX Corp.	3,717	265
ITT Corp.	6,469	264
* Genesee & Wyoming Inc. Class A	2,726	262
* FTI Consulting Inc.	5,615	252
HNI Corp.	6,253	248
CLARCOR Inc.	3,850	233
Acuity Brands Inc.	2,243	230
Brink's Co.	6,644	223
Regal-Beloit Corp.	2,918	215
Triumph Group Inc.	2,867	212
General Cable Corp.	6,856	200
UTi Worldwide Inc.	12,556	198
Deluxe Corp.	3,958	197
Granite Construction Inc.	4,964	155
Werner Enterprises Inc.	6,313	152
Matson Inc.	5,813	145
Herman Miller Inc.	4,472	143
Corporate Executive Board Co.	1,920	141
Watsco Inc.	1,448	139

Landstar System Inc.	2,426	136
Mine Safety Appliances Co.	2,365	118
Rollins Inc.	3,937	111
		17,249
Information Technology (11.5%)
Avnet Inc.	18,889	754
* Arrow Electronics Inc.	13,797	708
* Informatica Corp.	14,907	579
* Ingram Micro Inc.	21,039	493
Leidos Holdings Inc.	10,031	488
* SunEdison Inc.	33,194	422
* ANSYS Inc.	4,584	393
DST Systems Inc.	4,149	366
* Synopsys Inc.	9,996	366
Broadridge Financial Solutions Inc.	8,693	332
Compuware Corp.	29,566	325
Global Payments Inc.	4,997	315
* Advanced Micro Devices Inc.	84,303	307
Lexmark International Inc. Class A	8,623	305
Diebold Inc.	8,796	300
* MICROS Systems Inc.	5,488	295
Convergys Corp.	14,291	293
* PTC Inc.	8,893	289
* NCR Corp.	7,775	272
FactSet Research Systems Inc.	2,389	270
* Tech Data Corp.	5,202	270
AOL Inc.	6,029	269
* Rovi Corp.	13,999	258
Jack Henry & Associates Inc.	4,347	247
* Vishay Intertechnology Inc.	18,201	235
Solera Holdings Inc.	3,508	234
* International Rectifier Corp.	9,752	233
* Fairchild Semiconductor International Inc.	17,579	224
* Polycom Inc.	19,582	210
Lender Processing Services Inc.	5,877	206
ADTRAN Inc.	8,021	206
* VeriFone Systems Inc.	7,676	197
Intersil Corp. Class A	17,539	184
* Zebra Technologies Corp.	2,939	152
* Acxiom Corp.	3,729	124
* RF Micro Devices Inc.	21,057	111
Plantronics Inc.	2,388	107
Advent Software Inc.	2,810	99
* Silicon Laboratories Inc.	2,514	98
Cypress Semiconductor Corp.	10,033	97
ManTech International Corp. Class A	3,279	94
* Integrated Device Technology Inc.	8,727	87
Science Applications International Corp.	1,729	64
		11,878
Materials (7.9%)
Rock Tenn Co. Class A	9,911	936
Reliance Steel & Aluminum Co.	10,604	780
Aptargroup Inc.	9,129	593
Steel Dynamics Inc.	30,409	554
Sonoco Products Co.	13,830	554
Ashland Inc.	4,757	433

Cabot Corp.			8,181	399
Domtar Corp.			4,497	385
RPM International Inc.			9,333	370
Scotts Miracle-Gro Co. Class A			6,052	354
Sensient Technologies Corp.			6,893	339
Martin Marietta Materials Inc.			3,249	314
Commercial Metals Co.			16,114	313
Albemarle Corp.			4,484	308
Minerals Technologies Inc.			4,775	284
Olin Corp.			11,048	274
Greif Inc. Class A			4,195	230
Compass Minerals International Inc.			2,582	185
Cytec Industries Inc.			1,961	175
Silgan Holdings Inc.			3,096	145
Carpenter Technology Corp.			2,187	132
Intrepid Potash Inc.			7,661	118
				8,175
Telecommunication Services (0.4%)
Telephone & Data Systems Inc.			13,573	377

Utilities (9.0%)
OGE Energy Corp.			27,316	940
Alliant Energy Corp.			15,279	787
National Fuel Gas Co.			11,516	777
MDU Resources Group Inc.			26,005	771
NV Energy Inc.			32,444	767
UGI Corp.			15,714	633
Atmos Energy Corp.			12,484	555
Westar Energy Inc. Class A			17,494	549
Questar Corp.			24,115	543
Great Plains Energy Inc.			21,179	503
Vectren Corp.			11,338	393
Cleco Corp.			8,327	381
IDACORP Inc.			6,919	358
Hawaiian Electric Industries Inc.			13,654	346
Black Hills Corp.			6,133	308
WGL Holdings Inc.			7,128	284
Aqua America Inc.			11,182	269
PNM Resources Inc.			5,204	121
				9,285
Total Common Stocks (Cost $87,831)				103,193
	Coupon
Temporary Cash Investments (3.2%)[1]
Money Market Fund (3.1%)
2 Vanguard Market Liquidity Fund	0.127%		3,161,834	3,162

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[3,4] Freddie Mac Discount Notes	0.063%	3/17/14	100	100
Total Temporary Cash Investments (Cost $3,262)				3,262
Total Investments (103.0%) (Cost $91,093)				106,455
Other Assets and Liabilities-Net (-3.0%)				(3,069)
Net Assets (100%)				103,386

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 3.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	103,193	—	—
Temporary Cash Investments	3,162	100	—
Futures Contracts—Assets[1]	1	—	—
Futures Contracts—Liabilities[1]	(2)	—	—
Total	106,354	100	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund may use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures

S&P Mid-Cap 400 Value Index Fund

are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At November 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

		Number of	Aggregate	Unrealized
		Long (Short )	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P Mid-Cap 400 Index	December 2013	1	130	—

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2013, the cost of investment securities for tax purposes was $91,093,000. Net unrealized appreciation of investment securities for tax purposes was $15,362,000, consisting of unrealized gains of $16,161,000 on securities that had risen in value since their purchase and $799,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Small-Cap 600 Index Fund

Schedule of Investments
As of November 30, 2013

		Market
		Value
	Shares	($000)
Common Stocks (99.4%)[1]
Consumer Discretionary (16.1%)
Brunswick Corp.	39,152	1,789
* Fifth & Pacific Cos. Inc.	53,055	1,733
Wolverine World Wide Inc.	43,472	1,431
* Buffalo Wild Wings Inc.	8,143	1,223
* Lumber Liquidators Holdings Inc.	11,920	1,200
Pool Corp.	20,270	1,136
* Live Nation Entertainment Inc.	61,144	1,123
Cracker Barrel Old Country Store Inc.	10,319	1,120
* Steven Madden Ltd.	25,997	1,013
Men's Wearhouse Inc.	19,741	1,009
* Iconix Brand Group Inc.	23,447	930
* Jack in the Box Inc.	18,830	892
* Outerwall Inc.	12,139	830
Ryland Group Inc.	20,073	793
* Genesco Inc.	10,424	781
Hillenbrand Inc.	27,308	767
* Hibbett Sports Inc.	11,310	730
Texas Roadhouse Inc. Class A	25,990	727
* Vitamin Shoppe Inc.	13,217	717
* Jos A Bank Clothiers Inc.	12,194	693
* Marriott Vacations Worldwide Corp.	13,246	692
Monro Muffler Brake Inc.	12,955	687
La-Z-Boy Inc.	22,905	670
Dorman Products Inc.	13,240	659
Sturm Ruger & Co. Inc.	8,435	649
Buckle Inc.	12,182	646
Lithia Motors Inc. Class A	9,781	646
* Meritage Homes Corp.	14,819	646
* Pinnacle Entertainment Inc.	25,501	641
* Helen of Troy Ltd.	13,093	638
Group 1 Automotive Inc.	9,240	633
DineEquity Inc.	7,074	595
Papa John's International Inc.	6,986	593
* Skechers U.S.A. Inc. Class A	17,170	577
Finish Line Inc. Class A	21,308	563
* Children's Place Retail Stores Inc.	9,739	536
* Standard Pacific Corp.	65,236	534
* Crocs Inc.	38,531	532
* Select Comfort Corp.	24,339	514
Drew Industries Inc.	9,458	513
* Quiksilver Inc.	56,056	499
Oxford Industries Inc.	6,283	473
Interval Leisure Group Inc.	17,342	464
Brown Shoe Co. Inc.	17,976	463
* Red Robin Gourmet Burgers Inc.	5,678	453
* Sonic Corp.	22,589	447
* iRobot Corp.	12,452	414
Cato Corp. Class A	11,818	402
* Winnebago Industries Inc.	12,150	376

* Boyd Gaming Corp.	32,801	376
* Multimedia Games Holding Co. Inc.	12,597	365
Movado Group Inc.	7,919	360
Sonic Automotive Inc. Class A	15,069	357
Ethan Allen Interiors Inc.	11,404	352
* Aeropostale Inc.	33,778	349
* American Public Education Inc.	7,683	347
CEC Entertainment Inc.	7,202	345
Arctic Cat Inc.	5,901	332
* Pep Boys-Manny Moe & Jack	23,395	321
* BJ's Restaurants Inc.	10,806	320
* Capella Education Co.	4,839	318
Standard Motor Products Inc.	9,045	314
* ITT Educational Services Inc.	7,992	312
* Biglari Holdings Inc.	641	311
Stage Stores Inc.	13,932	293
* Barnes & Noble Inc.	16,416	275
* EW Scripps Co. Class A	13,539	274
* Zumiez Inc.	9,653	268
* FTD Cos. Inc.	8,113	268
Fred's Inc. Class A	15,053	261
* Universal Electronics Inc.	6,718	255
Callaway Golf Co.	31,016	251
* Blue Nile Inc.	5,449	251
Haverty Furniture Cos. Inc.	8,747	249
Nutrisystem Inc.	12,616	248
* M/I Homes Inc.	10,740	236
* Tuesday Morning Corp.	16,271	225
Ruth's Hospitality Group Inc.	15,645	225
* Zale Corp.	14,378	212
* Francesca's Holdings Corp.	10,576	208
Superior Industries International Inc.	10,211	202
Stein Mart Inc.	12,216	180
* Strayer Education Inc.	4,759	177
* Kirkland's Inc.	6,702	172
* MarineMax Inc.	10,711	168
* VOXX International Corp. Class A	8,672	155
Harte-Hanks Inc.	19,316	154
Big 5 Sporting Goods Corp.	7,895	147
PetMed Express Inc.	8,814	139
Universal Technical Institute Inc.	9,362	136
Marcus Corp.	8,106	118
Spartan Motors Inc.	15,307	106
* Christopher & Banks Corp.	16,323	102
Perry Ellis International Inc.	5,526	86
* Monarch Casino & Resort Inc.	4,241	75
* Digital Generation Inc.	5,932	70
Blyth Inc.	4,013	50
* Career Education Corp.	6,266	32
* Ruby Tuesday Inc.	1,913	14
Lincoln Educational Services Corp.	2,173	12
JAKKS Pacific Inc.	733	5
* Corinthian Colleges Inc.	2,049	3
		48,173
Consumer Staples (4.2%)
* Hain Celestial Group Inc.	20,629	1,706
Casey's General Stores Inc.	16,648	1,239

* TreeHouse Foods Inc.	15,780	1,107
* Darling International Inc.	51,295	1,063
* Boston Beer Co. Inc. Class A	3,772	923
B&G Foods Inc.	22,986	796
* Prestige Brands Holdings Inc.	22,245	784
Andersons Inc.	7,625	649
Snyders-Lance Inc.	21,101	608
Sanderson Farms Inc.	8,831	603
J&J Snack Foods Corp.	6,357	546
WD-40 Co.	6,255	471
Spartan Stores Inc.	16,119	374
Cal-Maine Foods Inc.	6,525	359
* Annie's Inc.	7,367	338
Inter Parfums Inc.	7,463	272
Calavo Growers Inc.	5,703	176
* Medifast Inc.	5,623	152
* Central Garden and Pet Co. Class A	18,661	146
* Diamond Foods Inc.	4,522	112
* Alliance One International Inc.	35,921	111
* Seneca Foods Corp. Class A	3,188	100
		12,635
Energy (3.9%)
Bristow Group Inc.	15,756	1,264
* PDC Energy Inc.	15,402	907
* Exterran Holdings Inc.	25,464	828
SEACOR Holdings Inc.	8,182	761
* Carrizo Oil & Gas Inc.	17,865	723
* Stone Energy Corp.	21,748	719
* Hornbeck Offshore Services Inc.	14,080	713
* Geospace Technologies Corp.	5,635	492
* C&J Energy Services Inc.	19,788	469
* Newpark Resources Inc.	38,024	459
* Cloud Peak Energy Inc.	26,434	437
* TETRA Technologies Inc.	34,421	425
* Northern Oil and Gas Inc.	25,510	407
Comstock Resources Inc.	19,683	333
* Approach Resources Inc.	15,255	323
Contango Oil & Gas Co.	6,696	315
* Era Group Inc.	8,205	268
* Matrix Service Co.	11,418	254
* Penn Virginia Corp.	23,329	250
* Tesco Corp.	13,616	243
* Forest Oil Corp.	52,322	231
* ION Geophysical Corp.	53,548	207
* Pioneer Energy Services Corp.	27,421	198
Gulf Island Fabrication Inc.	5,432	144
* Swift Energy Co.	6,987	93
* Basic Energy Services Inc.	5,227	74
* PetroQuest Energy Inc.	5,906	24
		11,561
Financials (21.5%)
Financial Engines Inc.	21,522	1,458
Prospect Capital Corp.	123,150	1,405
LaSalle Hotel Properties	44,586	1,396
Tanger Factory Outlet Centers	40,899	1,353
ProAssurance Corp.	26,807	1,289

* Portfolio Recovery Associates Inc.	21,988	1,284
* Stifel Financial Corp.	25,646	1,148
MarketAxess Holdings Inc.	16,298	1,147
EPR Properties	22,023	1,108
UMB Financial Corp.	15,973	1,024
Geo Group Inc.	31,105	1,020
Susquehanna Bancshares Inc.	80,893	1,018
Post Properties Inc.	23,708	1,016
* Texas Capital Bancshares Inc.	17,666	992
DiamondRock Hospitality Co.	84,476	966
Glacier Bancorp Inc.	31,818	953
Healthcare Realty Trust Inc.	41,437	917
Medical Properties Trust Inc.	69,212	914
Sovran Self Storage Inc.	13,590	907
Lexington Realty Trust	87,894	903
Umpqua Holdings Corp.	48,649	896
First Financial Bankshares Inc.	13,192	876
FNB Corp.	66,908	850
Cousins Properties Inc.	76,682	821
* First Cash Financial Services Inc.	12,573	799
EastGroup Properties Inc.	13,174	798
PrivateBancorp Inc.	28,395	787
Wintrust Financial Corp.	17,278	784
MB Financial Inc.	23,847	778
Bank of the Ozarks Inc.	13,572	762
RLI Corp.	7,428	749
Evercore Partners Inc. Class A	13,648	749
Home BancShares Inc.	20,678	748
PacWest Bancorp	17,416	717
Selective Insurance Group Inc.	24,244	683
Old National Bancorp	43,908	683
Community Bank System Inc.	17,502	680
PS Business Parks Inc.	8,675	679
CVB Financial Corp.	40,743	658
United Bankshares Inc.	19,968	648
Acadia Realty Trust	24,135	627
* Virtus Investment Partners Inc.	2,995	622
Columbia Banking System Inc.	22,275	617
Northwest Bancshares Inc.	40,940	612
First Midwest Bancorp Inc.	32,597	598
Government Properties Income Trust	23,825	591
LTC Properties Inc.	15,103	582
BBCN Bancorp Inc.	34,524	576
National Penn Bancshares Inc.	50,595	571
Pennsylvania REIT	29,740	535
Horace Mann Educators Corp.	17,380	534
Interactive Brokers Group Inc.	21,715	527
Capstead Mortgage Corp.	41,591	500
NBT Bancorp Inc.	18,932	491
Franklin Street Properties Corp.	38,000	489
* Encore Capital Group Inc.	10,093	481
Pinnacle Financial Partners Inc.	14,441	470
American Assets Trust Inc.	14,954	466
Cash America International Inc.	12,296	462
Provident Financial Services Inc.	23,160	453
* Sterling Bancorp	34,200	449
* World Acceptance Corp.	4,787	442

Employers Holdings Inc.	13,471	440
Sabra Health Care REIT Inc.	16,306	435
* BofI Holding Inc.	5,228	429
First Financial Bancorp	25,227	417
Boston Private Financial Holdings Inc.	34,892	415
Associated Estates Realty Corp.	25,058	399
ViewPoint Financial Group Inc.	15,659	397
Inland Real Estate Corp.	36,419	395
First Commonwealth Financial Corp.	42,053	394
Independent Bank Corp.	10,205	390
HFF Inc. Class A	14,565	373
Banner Corp.	8,528	371
* eHealth Inc.	8,098	367
Kite Realty Group Trust	54,818	359
Infinity Property & Casualty Corp.	5,002	357
AMERISAFE Inc.	8,023	352
S&T Bancorp Inc.	13,101	345
Parkway Properties Inc.	18,557	339
City Holding Co.	6,880	339
Safety Insurance Group Inc.	5,603	315
TrustCo Bank Corp. NY	41,233	313
* Investment Technology Group Inc.	15,982	313
* Navigators Group Inc.	4,680	313
* United Community Banks Inc.	16,967	311
CoreSite Realty Corp.	9,319	302
* Forestar Group Inc.	15,233	295
Stewart Information Services Corp.	9,145	291
Wilshire Bancorp Inc.	27,122	287
Hanmi Financial Corp.	13,774	283
United Fire Group Inc.	9,407	280
Brookline Bancorp Inc.	30,516	279
Oritani Financial Corp.	17,064	278
* First BanCorp	43,568	278
* Piper Jaffray Cos.	7,095	270
Saul Centers Inc.	5,536	269
FXCM Inc. Class A	15,836	264
Tompkins Financial Corp.	5,073	254
Simmons First National Corp. Class A	7,170	254
Universal Health Realty Income Trust	5,569	236
Cardinal Financial Corp.	13,269	235
* Green Dot Corp. Class A	9,292	225
HCI Group Inc.	4,408	219
Getty Realty Corp.	11,743	216
Dime Community Bancshares Inc.	12,814	216
Urstadt Biddle Properties Inc. Class A	11,213	214
Agree Realty Corp.	6,576	193
* Taylor Capital Group Inc.	6,709	167
* Ezcorp Inc. Class A	13,817	161
Cedar Realty Trust Inc.	27,366	159
Meadowbrook Insurance Group Inc.	20,728	153
Bank Mutual Corp.	18,939	131
Calamos Asset Management Inc. Class A	8,538	95
* SWS Group Inc.	13,023	84
Tower Group International Ltd.	1,177	5
		64,529
Health Care (11.5%)
* Align Technology Inc.	30,393	1,661

West Pharmaceutical Services Inc.	30,214	1,508
* Centene Corp.	23,661	1,413
* ViroPharma Inc.	28,377	1,405
Questcor Pharmaceuticals Inc.	23,902	1,387
* Medidata Solutions Inc.	10,868	1,292
* MWI Veterinary Supply Inc.	5,535	1,008
* PAREXEL International Corp.	24,406	1,006
* Medicines Co.	27,140	994
* Haemonetics Corp.	22,318	943
* Santarus Inc.	26,575	855
Air Methods Corp.	15,232	852
* Neogen Corp.	15,708	799
* Akorn Inc.	30,992	798
* Cyberonics Inc.	10,685	734
* Magellan Health Services Inc.	11,679	715
* Amsurg Corp. Class A	14,047	679
* Impax Laboratories Inc.	27,933	672
* NuVasive Inc.	19,357	644
* Acorda Therapeutics Inc.	17,723	617
Chemed Corp.	7,655	597
* Hanger Inc.	15,156	589
Cantel Medical Corp.	14,448	539
Analogic Corp.	5,323	514
* Ligand Pharmaceuticals Inc. Class B	8,871	494
CONMED Corp.	11,947	486
* Integra LifeSciences Holdings Corp.	10,027	466
* IPC The Hospitalist Co. Inc.	7,318	460
Meridian Bioscience Inc.	18,041	443
* ABIOMED Inc.	15,379	440
* Greatbatch Inc.	10,540	428
* Molina Healthcare Inc.	12,309	414
Kindred Healthcare Inc.	23,810	401
Ensign Group Inc.	8,508	384
* ICU Medical Inc.	5,719	376
* Omnicell Inc.	15,231	369
* Momenta Pharmaceuticals Inc.	20,077	357
Abaxis Inc.	9,186	331
* Luminex Corp.	16,121	315
* Bio-Reference Labs Inc.	10,706	313
* HealthStream Inc.	8,750	294
* PharMerica Corp.	13,028	294
* Merit Medical Systems Inc.	17,838	292
* Emergent Biosolutions Inc.	12,628	284
* AMN Healthcare Services Inc.	20,293	282
Quality Systems Inc.	12,051	282
Computer Programs & Systems Inc.	4,540	279
* Natus Medical Inc.	12,127	279
* Affymetrix Inc.	31,412	267
* Cambrex Corp.	13,277	259
* Corvel Corp.	5,057	234
* Amedisys Inc.	14,060	229
Spectrum Pharmaceuticals Inc.	23,255	224
* Cynosure Inc. Class A	8,620	223
Landauer Inc.	4,162	221
* Healthways Inc.	15,291	214
Hi-Tech Pharmacal Co. Inc.	4,888	212
* Anika Therapeutics Inc.	5,085	175

Invacare Corp.	7,674	172
* Symmetry Medical Inc.	16,515	162
* Gentiva Health Services Inc.	12,504	154
* SurModics Inc.	6,289	152
* LHC Group Inc.	5,401	128
CryoLife Inc.	11,186	124
Almost Family Inc.	3,840	107
* Cross Country Healthcare Inc.	12,354	94
* Arqule Inc.	2,594	6
		34,341
Industrials (14.9%)
* Old Dominion Freight Line Inc.	30,210	1,557
Toro Co.	24,741	1,527
* Teledyne Technologies Inc.	16,207	1,503
EnerSys Inc.	20,614	1,471
* Moog Inc. Class A	19,641	1,349
Actuant Corp. Class A	31,755	1,241
EMCOR Group Inc.	29,107	1,156
Curtiss-Wright Corp.	20,337	1,073
Applied Industrial Technologies Inc.	18,328	887
Healthcare Services Group Inc.	30,377	881
* Tetra Tech Inc.	28,051	802
United Stationers Inc.	17,344	780
Franklin Electric Co. Inc.	16,931	753
Mueller Industries Inc.	12,237	747
Watts Water Technologies Inc. Class A	12,410	746
Barnes Group Inc.	19,839	724
* WageWorks Inc.	12,636	724
* Allegiant Travel Co. Class A	6,486	718
* Mobile Mini Inc.	17,739	717
* On Assignment Inc.	20,054	682
UniFirst Corp.	6,608	676
Simpson Manufacturing Co. Inc.	17,759	645
Brady Corp. Class A	20,252	635
ABM Industries Inc.	22,315	621
* Orbital Sciences Corp.	26,180	615
CIRCOR International Inc.	7,634	606
Forward Air Corp.	13,296	574
* Hub Group Inc. Class A	15,262	574
AZZ Inc.	11,136	544
AAR Corp.	17,026	532
Tennant Co.	8,006	522
G&K Services Inc. Class A	8,571	516
* EnPro Industries Inc.	9,100	515
Cubic Corp.	9,058	508
Interface Inc. Class A	25,281	507
* Korn/Ferry International	21,429	496
* GenCorp Inc.	26,375	484
Knight Transportation Inc.	26,280	470
Kaman Corp.	11,762	469
* TrueBlue Inc.	17,854	456
Albany International Corp.	12,221	449
Universal Forest Products Inc.	8,636	449
Apogee Enterprises Inc.	12,488	447
Exponent Inc.	5,727	443
* DXP Enterprises Inc.	4,513	442
* Federal Signal Corp.	27,392	428

Lindsay Corp.	5,591	427
* Navigant Consulting Inc.	21,754	426
* Atlas Air Worldwide Holdings Inc.	10,962	421
Briggs & Stratton Corp.	20,818	421
Encore Wire Corp.	8,161	410
* Dycom Industries Inc.	14,392	407
ESCO Technologies Inc.	11,504	392
Heartland Express Inc.	21,162	388
* II-VI Inc.	23,575	385
SkyWest Inc.	22,733	384
AAON Inc.	12,191	375
* Aegion Corp. Class A	16,849	367
* Saia Inc.	10,545	366
John Bean Technologies Corp.	11,887	351
Insperity Inc.	9,921	350
Arkansas Best Corp.	10,613	345
Comfort Systems USA Inc.	16,464	338
Standex International Corp.	5,578	329
Astec Industries Inc.	8,210	300
Quanex Building Products Corp.	16,298	291
Kelly Services Inc. Class A	11,961	278
Powell Industries Inc.	4,048	278
* Aerovironment Inc.	8,631	260
Griffon Corp.	19,577	252
Resources Connection Inc.	17,625	251
American Science & Engineering Inc.	3,436	246
Viad Corp.	8,923	241
* Engility Holdings Inc.	7,551	241
* Consolidated Graphics Inc.	3,558	229
Titan International Inc.	13,002	224
* Gibraltar Industries Inc.	12,608	223
* American Woodmark Corp.	5,151	186
National Presto Industries Inc.	2,172	166
* Orion Marine Group Inc.	12,080	143
* Lydall Inc.	7,424	132
Heidrick & Struggles International Inc.	7,126	130
CDI Corp.	6,334	99
* Vicor Corp.	3,107	34
		44,747
Information Technology (17.7%)
FEI Co.	18,059	1,644
MAXIMUS Inc.	29,537	1,344
Belden Inc.	18,895	1,323
* Tyler Technologies Inc.	12,149	1,247
Cognex Corp.	35,846	1,181
* ViaSat Inc.	18,141	1,092
* ARRIS Group Inc.	49,839	1,023
* Anixter International Inc.	11,532	1,019
* Manhattan Associates Inc.	8,349	1,004
* Microsemi Corp.	40,278	984
j2 Global Inc.	18,808	902
* Hittite Microwave Corp.	13,715	867
Littelfuse Inc.	9,731	846
* OpenTable Inc.	9,976	834
* Cardtronics Inc.	19,532	832
* Electronics For Imaging Inc.	20,197	800
* Dealertrack Technologies Inc.	19,023	795

* SYNNEX Corp.	11,436	757
* Synaptics Inc.	14,551	735
Coherent Inc.	10,639	734
* CACI International Inc. Class A	10,115	726
Blackbaud Inc.	19,890	719
Heartland Payment Systems Inc.	15,998	718
MKS Instruments Inc.	23,129	689
Power Integrations Inc.	12,879	688
NIC Inc.	25,988	634
* Take-Two Interactive Software Inc.	38,392	628
* OSI Systems Inc.	8,161	626
* Progress Software Corp.	23,557	620
* Plexus Corp.	14,725	594
* Sanmina Corp.	36,321	562
* Cirrus Logic Inc.	27,593	557
* Veeco Instruments Inc.	17,071	550
* Benchmark Electronics Inc.	23,791	547
* Bottomline Technologies de Inc.	15,743	544
* NETGEAR Inc.	16,836	541
* TriQuint Semiconductor Inc.	68,241	538
* GT Advanced Technologies Inc.	53,714	527
Monotype Imaging Holdings Inc.	16,841	525
* Blucora Inc.	17,874	520
* ScanSource Inc.	12,257	515
* MicroStrategy Inc. Class A	3,942	510
Monolithic Power Systems Inc.	14,882	497
* Netscout Systems Inc.	16,175	492
* Rogers Corp.	7,592	477
* QLogic Corp.	38,109	473
MTS Systems Corp.	6,781	473
* Cabot Microelectronics Corp.	10,158	458
Methode Electronics Inc.	15,452	447
* Interactive Intelligence Group Inc.	6,821	444
* Insight Enterprises Inc.	18,423	443
* ATMI Inc.	13,968	427
CSG Systems International Inc.	14,695	424
* iGATE Corp.	12,596	422
Tessera Technologies Inc.	21,084	422
* Synchronoss Technologies Inc.	13,071	415
* Kulicke & Soffa Industries Inc.	32,713	413
* FARO Technologies Inc.	7,479	408
* comScore Inc.	14,460	393
* Advanced Energy Industries Inc.	16,105	384
* Sykes Enterprises Inc.	17,127	379
* Measurement Specialties Inc.	6,509	360
* Virtusa Corp.	10,200	360
* CalAmp Corp.	14,392	359
* ExlService Holdings Inc.	13,379	353
Badger Meter Inc.	6,298	346
* LogMeIn Inc.	9,973	344
* Harmonic Inc.	44,013	339
* Diodes Inc.	15,871	324
* Ultratech Inc.	12,144	321
* Rofin-Sinar Technologies Inc.	12,342	319
* Ixia	24,470	318
* Perficient Inc.	14,477	314
Brooks Automation Inc.	29,263	309

* Newport Corp.	17,103	293
* Stamps.com Inc.	6,243	288
Park Electrochemical Corp.	9,156	272
CTS Corp.	14,671	267
* LivePerson Inc.	21,627	266
* Liquidity Services Inc.	11,267	261
* Checkpoint Systems Inc.	18,025	260
* Monster Worldwide Inc.	46,027	259
* Exar Corp.	20,988	257
Daktronics Inc.	16,576	254
Epiq Systems Inc.	14,016	234
* TTM Technologies Inc.	24,128	234
Comtech Telecommunications Corp.	7,248	233
* Tangoe Inc.	14,596	230
* Digital River Inc.	12,846	230
Forrester Research Inc.	5,718	229
* Super Micro Computer Inc.	14,176	225
* TeleTech Holdings Inc.	8,541	219
Black Box Corp.	7,139	200
Micrel Inc.	20,238	196
* Nanometrics Inc.	9,700	183
* XO Group Inc.	10,802	169
* Rudolph Technologies Inc.	14,566	164
* Procera Networks Inc.	9,007	137
* Digi International Inc.	11,485	132
* Dice Holdings Inc.	17,675	129
* Oplink Communications Inc.	7,796	126
Supertex Inc.	4,586	119
Electro Scientific Industries Inc.	11,247	116
* QuinStreet Inc.	12,688	111
* Kopin Corp.	27,206	111
Bel Fuse Inc. Class B	4,476	102
* VASCO Data Security International Inc.	13,172	101
Cohu Inc.	10,182	101
* DSP Group Inc.	10,051	89
* Pericom Semiconductor Corp.	9,205	88
* Agilysys Inc.	6,412	84
PC-Tel Inc.	7,653	76
* DTS Inc.	3,367	75
* Intevac Inc.	10,628	70
* Entropic Communications Inc.	10,504	52
* Mercury Systems Inc.	3,747	41
* Rubicon Technology Inc.	4,007	41
Ebix Inc.	2,033	28
* Avid Technology Inc.	3,059	27
* Sigma Designs Inc.	4,446	25
* CIBER Inc.	5,287	21
* Ceva Inc.	889	14
* Higher One Holdings Inc.	1,383	14
		53,151
Materials (5.8%)
PolyOne Corp.	42,002	1,363
HB Fuller Co.	21,794	1,117
KapStone Paper and Packaging Corp.	17,311	922
Balchem Corp.	12,995	769
Schweitzer-Mauduit International Inc.	13,645	704
* SunCoke Energy Inc.	30,396	689

* Stillwater Mining Co.	51,847	582
Kaiser Aluminum Corp.	8,174	550
* Texas Industries Inc.	9,319	542
PH Glatfelter Co.	18,762	525
Stepan Co.	8,245	523
* Clearwater Paper Corp.	9,554	506
Globe Specialty Metals Inc.	28,178	502
* Calgon Carbon Corp.	23,690	491
Quaker Chemical Corp.	5,719	464
* RTI International Metals Inc.	13,266	463
Innophos Holdings Inc.	9,565	459
* OM Group Inc.	13,879	457
A Schulman Inc.	12,845	439
Koppers Holdings Inc.	9,012	427
* Flotek Industries Inc.	19,591	410
AMCOL International Corp.	10,878	339
* Kraton Performance Polymers Inc.	14,256	332
American Vanguard Corp.	10,921	314
* Headwaters Inc.	32,112	310
Deltic Timber Corp.	4,893	308
Neenah Paper Inc.	7,048	296
Haynes International Inc.	5,394	293
Tredegar Corp.	10,994	288
* LSB Industries Inc.	8,318	267
Wausau Paper Corp.	21,717	264
Materion Corp.	9,055	260
Myers Industries Inc.	11,751	238
* Century Aluminum Co.	22,494	202
Zep Inc.	9,989	192
FutureFuel Corp.	10,006	167
Hawkins Inc.	4,135	156
* AK Steel Holding Corp.	23,116	131
Olympic Steel Inc.	4,061	114
* AM Castle & Co.	7,559	106
		17,481
Telecommunication Services (0.4%)
* Cincinnati Bell Inc.	91,551	293
Atlantic Tele-Network Inc.	4,371	245
Lumos Networks Corp.	7,882	182
NTELOS Holdings Corp.	6,672	143
USA Mobility Inc.	9,558	140
* General Communication Inc. Class A	13,602	135
* Cbeyond Inc.	908	5
		1,143
Utilities (3.4%)
Piedmont Natural Gas Co. Inc.	32,950	1,092
Southwest Gas Corp.	20,018	1,062
UIL Holdings Corp.	24,262	911
UNS Energy Corp.	18,018	863
New Jersey Resources Corp.	17,990	822
South Jersey Industries Inc.	13,970	792
ALLETE Inc.	15,855	781
NorthWestern Corp.	16,725	736
Avista Corp.	26,072	710
El Paso Electric Co.	17,528	632
Laclede Group Inc.	13,217	609

Northwest Natural Gas Co.			11,780	501
American States Water Co.			16,880	493
				10,004
Total Common Stocks (Cost $226,346)				297,765
	Coupon
Temporary Cash Investments (0.9%)[1]
Money Market Fund (0.9%)
2 Vanguard Market Liquidity Fund	0.127%		2,636,972	2,637

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[3,4] Federal Home Loan Bank Discount Notes	0.070%	3/12/14	100	100
Total Temporary Cash Investments (Cost $2,737)				2,737
Total Investments (100.3%) (Cost $229,083)				300,502
Other Assets and Liabilities-Net (-0.3%)				(845)
Net Assets (100%)				299,657

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
4 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2013, based on the inputs used to value them:

S&P Small-Cap 600 Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	297,765	—	—
Temporary Cash Investments	2,637	100	—
Futures Contracts—Assets[1]	2	—	—
Total	300,404	100	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund may use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At November 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	December 2013	15	1,713	63

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2013, the cost of investment securities for tax purposes was $229,083,000. Net unrealized appreciation of investment securities for tax purposes was $71,419,000, consisting of unrealized gains of $74,133,000 on securities that had risen in value since their purchase and $2,714,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Small-Cap 600 Value Index Fund

Schedule of Investments
As of November 30, 2013

		Market
		Value
	Shares	($000)
Common Stocks (100.2%)
Consumer Discretionary (15.3%)
* Live Nation Entertainment Inc.	19,205	353
Cracker Barrel Old Country Store Inc.	3,241	352
Men's Wearhouse Inc.	6,185	316
* Fifth & Pacific Cos. Inc.	8,856	289
* Genesco Inc.	3,265	245
* Jos A Bank Clothiers Inc.	3,811	217
* Pinnacle Entertainment Inc.	7,980	201
Wolverine World Wide Inc.	6,014	198
Group 1 Automotive Inc.	2,890	198
* Skechers U.S.A. Inc. Class A	5,380	181
Finish Line Inc. Class A	6,677	176
* Jack in the Box Inc.	3,652	173
* Children's Place Retail Stores Inc.	3,043	167
* Quiksilver Inc.	17,408	155
* Iconix Brand Group Inc.	3,836	152
* Red Robin Gourmet Burgers Inc.	1,771	141
Hillenbrand Inc.	4,711	132
Monro Muffler Brake Inc.	2,360	125
Cato Corp. Class A	3,672	125
* Boyd Gaming Corp.	10,295	118
Sonic Automotive Inc. Class A	4,675	111
* Aeropostale Inc.	10,668	110
DineEquity Inc.	1,306	110
CEC Entertainment Inc.	2,251	108
Texas Roadhouse Inc. Class A	3,751	105
Lithia Motors Inc. Class A	1,504	99
* Pep Boys-Manny Moe & Jack	7,245	99
* Capella Education Co.	1,504	99
Standard Motor Products Inc.	2,823	98
* Helen of Troy Ltd.	2,010	98
* Marriott Vacations Worldwide Corp.	1,868	98
* ITT Educational Services Inc.	2,488	97
* Biglari Holdings Inc.	199	97
La-Z-Boy Inc.	2,930	86
* EW Scripps Co. Class A	4,207	85
* Barnes & Noble Inc.	5,045	85
* FTD Cos. Inc.	2,524	83
Fred's Inc. Class A	4,648	81
* Universal Electronics Inc.	2,084	79
Buckle Inc.	1,454	77
Nutrisystem Inc.	3,910	77
Brown Shoe Co. Inc.	2,952	76
* Sonic Corp.	3,404	67
* Crocs Inc.	4,573	63
* Standard Pacific Corp.	6,945	57
Stein Mart Inc.	3,810	56
* Ruby Tuesday Inc.	7,857	55
* Strayer Education Inc.	1,482	55
* BJ's Restaurants Inc.	1,783	53

* Kirkland's Inc.	2,048	53
* MarineMax Inc.	3,316	52
Harte-Hanks Inc.	5,990	48
* VOXX International Corp. Class A	2,653	47
Callaway Golf Co.	5,628	46
Big 5 Sporting Goods Corp.	2,423	45
Haverty Furniture Cos. Inc.	1,558	44
Universal Technical Institute Inc.	2,879	42
* Career Education Corp.	7,870	40
Marcus Corp.	2,474	36
Stage Stores Inc.	1,648	35
* Zale Corp.	2,313	34
Spartan Motors Inc.	4,657	32
* Blue Nile Inc.	697	32
Superior Industries International Inc.	1,583	31
* Zumiez Inc.	1,083	30
Perry Ellis International Inc.	1,698	26
PetMed Express Inc.	1,527	24
* Monarch Casino & Resort Inc.	1,301	23
* Digital Generation Inc.	1,446	17
Lincoln Educational Services Corp.	2,913	16
JAKKS Pacific Inc.	2,341	15
Blyth Inc.	1,157	14
* Christopher & Banks Corp.	2,203	14
* Corinthian Colleges Inc.	4,897	8
		7,282
Consumer Staples (4.2%)
Casey's General Stores Inc.	5,229	389
* TreeHouse Foods Inc.	4,957	348
Andersons Inc.	2,385	203
Snyders-Lance Inc.	6,612	191
Sanderson Farms Inc.	2,755	188
Spartan Stores Inc.	4,991	116
B&G Foods Inc.	2,736	95
J&J Snack Foods Corp.	899	77
* Diamond Foods Inc.	2,791	69
WD-40 Co.	864	65
* Annie's Inc.	1,383	64
Cal-Maine Foods Inc.	898	49
* Central Garden and Pet Co. Class A	5,715	45
* Alliance One International Inc.	11,029	34
Calavo Growers Inc.	1,010	31
* Seneca Foods Corp. Class A	968	30
		1,994
Energy (5.7%)
Bristow Group Inc.	4,949	397
SEACOR Holdings Inc.	2,562	238
* Stone Energy Corp.	6,810	225
* Hornbeck Offshore Services Inc.	4,414	223
* PDC Energy Inc.	3,005	177
* Exterran Holdings Inc.	4,231	138
* Cloud Peak Energy Inc.	8,272	137
* TETRA Technologies Inc.	10,735	132
* Carrizo Oil & Gas Inc.	2,535	103
Contango Oil & Gas Co.	2,076	98
* Era Group Inc.	2,561	84

* Matrix Service Co.	3,550	79
* Swift Energy Co.	5,921	79
* Penn Virginia Corp.	7,220	77
Comstock Resources Inc.	3,671	62
* Pioneer Energy Services Corp.	8,476	61
* Newpark Resources Inc.	4,867	59
* Tesco Corp.	3,278	59
* Basic Energy Services Inc.	3,633	52
* Approach Resources Inc.	2,204	47
Gulf Island Fabrication Inc.	1,678	44
* Forest Oil Corp.	8,219	36
* ION Geophysical Corp.	9,162	35
* C&J Energy Services Inc.	1,478	35
* PetroQuest Energy Inc.	3,468	14
		2,691
Financials (22.5%)
LaSalle Hotel Properties	14,018	439
ProAssurance Corp.	8,419	405
* Stifel Financial Corp.	8,057	361
EPR Properties	6,918	348
DiamondRock Hospitality Co.	26,635	304
Umpqua Holdings Corp.	15,244	281
RLI Corp.	2,325	235
Financial Engines Inc.	3,178	215
Selective Insurance Group Inc.	7,588	214
Old National Bancorp	13,736	214
Community Bank System Inc.	5,479	213
United Bankshares Inc.	6,246	203
Northwest Bancshares Inc.	12,808	191
Prospect Capital Corp.	16,630	190
Tanger Factory Outlet Centers	5,655	187
Glacier Bancorp Inc.	6,210	186
UMB Financial Corp.	2,866	184
Horace Mann Educators Corp.	5,438	167
Interactive Brokers Group Inc.	6,798	165
Lexington Realty Trust	16,005	164
Medical Properties Trust Inc.	11,756	155
NBT Bancorp Inc.	5,927	154
Franklin Street Properties Corp.	11,858	152
Susquehanna Bancshares Inc.	11,709	147
Cash America International Inc.	3,829	144
Provident Financial Services Inc.	7,247	142
* Sterling Bancorp	10,664	140
Evercore Partners Inc. Class A	2,430	133
CVB Financial Corp.	8,257	133
Healthcare Realty Trust Inc.	6,015	133
Wintrust Financial Corp.	2,873	130
First Financial Bancorp	7,867	130
First Financial Bankshares Inc.	1,864	124
Cousins Properties Inc.	11,510	123
Banner Corp.	2,662	116
Government Properties Income Trust	4,624	115
EastGroup Properties Inc.	1,861	113
Kite Realty Group Trust	17,159	112
Infinity Property & Casualty Corp.	1,567	112
AMERISAFE Inc.	2,515	110
MB Financial Inc.	3,289	107

S&T Bancorp Inc.	4,054	107
Sovran Self Storage Inc.	1,584	106
First Midwest Bancorp Inc.	5,628	103
* Investment Technology Group Inc.	4,993	98
Safety Insurance Group Inc.	1,740	98
TrustCo Bank Corp. NY	12,849	98
* Navigators Group Inc.	1,447	97
* United Community Banks Inc.	5,270	97
PS Business Parks Inc.	1,226	96
Columbia Banking System Inc.	3,429	95
LTC Properties Inc.	2,419	93
* Forestar Group Inc.	4,745	92
Stewart Information Services Corp.	2,848	91
Hanmi Financial Corp.	4,302	88
United Fire Group Inc.	2,935	87
* First BanCorp	13,554	86
* Ezcorp Inc. Class A	7,388	86
Acadia Realty Trust	3,253	84
Employers Holdings Inc.	2,529	83
FXCM Inc. Class A	4,923	82
Tompkins Financial Corp.	1,572	79
Associated Estates Realty Corp.	4,944	79
Simmons First National Corp. Class A	2,216	78
Independent Bank Corp.	1,853	71
* Green Dot Corp. Class A	2,896	70
Pennsylvania REIT	3,718	67
City Holding Co.	1,344	66
Inland Real Estate Corp.	5,824	63
Parkway Properties Inc.	3,415	62
* World Acceptance Corp.	661	61
Capstead Mortgage Corp.	3,920	47
Meadowbrook Insurance Group Inc.	6,290	46
Bank Mutual Corp.	5,877	41
Agree Realty Corp.	1,360	40
Getty Realty Corp.	2,110	39
Urstadt Biddle Properties Inc. Class A	1,837	35
Brookline Bancorp Inc.	3,719	34
* Piper Jaffray Cos.	882	34
Saul Centers Inc.	686	33
Dime Community Bancshares Inc.	1,736	29
American Assets Trust Inc.	929	29
Calamos Asset Management Inc. Class A	2,602	29
Cedar Realty Trust Inc.	4,751	28
* SWS Group Inc.	3,978	26
Tower Group International Ltd.	5,278	22
HCI Group Inc.	360	18
* Taylor Capital Group Inc.	486	12
		10,696
Health Care (6.8%)
* Centene Corp.	7,438	444
* Magellan Health Services Inc.	3,654	224
* Amsurg Corp. Class A	4,399	213
* NuVasive Inc.	6,066	202
West Pharmaceutical Services Inc.	3,323	166
CONMED Corp.	3,739	152
* Molina Healthcare Inc.	3,862	130
Kindred Healthcare Inc.	7,362	124

Ensign Group Inc.	2,664	120
* PharMerica Corp.	4,047	91
Invacare Corp.	3,931	88
* Emergent Biosolutions Inc.	3,909	88
* Affymetrix Inc.	9,769	83
Quality Systems Inc.	3,145	73
* IPC The Hospitalist Co. Inc.	1,167	73
Chemed Corp.	938	73
* Integra LifeSciences Holdings Corp.	1,543	72
* Amedisys Inc.	4,390	71
Hi-Tech Pharmacal Co. Inc.	1,504	65
Meridian Bioscience Inc.	2,596	64
* Merit Medical Systems Inc.	3,485	57
* ABIOMED Inc.	1,753	50
* Symmetry Medical Inc.	5,046	50
* Gentiva Health Services Inc.	3,875	48
* Ligand Pharmaceuticals Inc. Class B	836	47
* Omnicell Inc.	1,853	45
* LHC Group Inc.	1,654	39
* Corvel Corp.	796	37
* AMN Healthcare Services Inc.	2,632	37
Computer Programs & Systems Inc.	525	32
* Natus Medical Inc.	1,396	32
Almost Family Inc.	1,135	32
* Healthways Inc.	2,027	28
* Cross Country Healthcare Inc.	3,688	28
CryoLife Inc.	2,106	23
* SurModics Inc.	856	21
* Anika Therapeutics Inc.	313	11
		3,233
Industrials (18.3%)
* Moog Inc. Class A	6,175	424
EMCOR Group Inc.	9,143	363
Curtiss-Wright Corp.	6,414	338
* Teledyne Technologies Inc.	3,213	298
* Tetra Tech Inc.	8,785	251
United Stationers Inc.	5,430	244
Watts Water Technologies Inc. Class A	3,886	234
Barnes Group Inc.	6,211	227
* Mobile Mini Inc.	5,547	224
EnerSys Inc.	2,721	194
ABM Industries Inc.	6,979	194
* Orbital Sciences Corp.	8,189	192
CIRCOR International Inc.	2,391	190
AAR Corp.	5,332	166
G&K Services Inc. Class A	2,679	161
* Korn/Ferry International	6,709	155
Applied Industrial Technologies Inc.	2,936	142
* TrueBlue Inc.	5,555	142
Albany International Corp.	3,836	141
Universal Forest Products Inc.	2,702	140
* Navigant Consulting Inc.	6,791	133
* Federal Signal Corp.	8,511	133
* Atlas Air Worldwide Holdings Inc.	3,442	132
Briggs & Stratton Corp.	6,523	132
* WageWorks Inc.	2,293	131
UniFirst Corp.	1,264	129

* Dycom Industries Inc.	4,495	127
Actuant Corp. Class A	3,187	125
SkyWest Inc.	7,100	120
Brady Corp. Class A	3,809	119
John Bean Technologies Corp.	3,714	110
Insperity Inc.	3,110	110
Arkansas Best Corp.	3,301	107
Simpson Manufacturing Co. Inc.	2,938	107
Comfort Systems USA Inc.	5,085	104
Tennant Co.	1,481	97
Astec Industries Inc.	2,556	94
Kaman Corp.	2,290	91
Cubic Corp.	1,564	88
Mueller Industries Inc.	1,417	87
* Hub Group Inc. Class A	2,291	86
Kelly Services Inc. Class A	3,705	86
Powell Industries Inc.	1,251	86
* Aerovironment Inc.	2,693	81
Griffon Corp.	6,102	79
* EnPro Industries Inc.	1,343	76
* Saia Inc.	2,151	75
Viad Corp.	2,764	75
* Engility Holdings Inc.	2,337	74
Knight Transportation Inc.	4,077	73
* Consolidated Graphics Inc.	1,096	71
* Gibraltar Industries Inc.	3,937	70
Forward Air Corp.	1,584	68
ESCO Technologies Inc.	1,903	65
Apogee Enterprises Inc.	1,796	64
Heartland Express Inc.	3,497	64
AAON Inc.	2,019	62
* Aegion Corp. Class A	2,848	62
Exponent Inc.	786	61
Interface Inc. Class A	2,938	59
Titan International Inc.	3,363	58
Encore Wire Corp.	1,118	56
* GenCorp Inc.	3,054	56
National Presto Industries Inc.	669	51
American Science & Engineering Inc.	670	48
* II-VI Inc.	2,746	45
* Orion Marine Group Inc.	3,713	44
Heidrick & Struggles International Inc.	2,189	40
* DXP Enterprises Inc.	325	32
Resources Connection Inc.	2,230	32
CDI Corp.	1,965	31
* Vicor Corp.	2,467	27
* American Woodmark Corp.	381	14
		8,667
Information Technology (14.3%)
* Anixter International Inc.	3,636	321
* SYNNEX Corp.	3,579	237
* CACI International Inc. Class A	3,168	227
* ViaSat Inc.	3,528	212
Belden Inc.	2,670	187
* Plexus Corp.	4,593	185
* Benchmark Electronics Inc.	7,426	171
* TriQuint Semiconductor Inc.	21,297	168

* GT Advanced Technologies Inc.	16,825	165
* ScanSource Inc.	3,819	160
* QLogic Corp.	11,926	148
* Synaptics Inc.	2,911	147
Methode Electronics Inc.	4,813	139
* Insight Enterprises Inc.	5,776	139
* Sanmina Corp.	8,655	134
Tessera Technologies Inc.	6,613	132
j2 Global Inc.	2,552	122
* Cardtronics Inc.	2,819	120
* Sykes Enterprises Inc.	5,348	118
* Progress Software Corp.	4,429	117
Blackbaud Inc.	3,184	115
MKS Instruments Inc.	3,697	110
Power Integrations Inc.	2,020	108
* Harmonic Inc.	13,802	106
Brooks Automation Inc.	9,055	96
* Take-Two Interactive Software Inc.	5,654	93
* Newport Corp.	5,335	92
Coherent Inc.	1,299	90
Heartland Payment Systems Inc.	1,903	85
Park Electrochemical Corp.	2,843	84
CTS Corp.	4,598	84
* Checkpoint Systems Inc.	5,600	81
* Monster Worldwide Inc.	14,315	81
* Bottomline Technologies de Inc.	2,126	74
Epiq Systems Inc.	4,315	72
Comtech Telecommunications Corp.	2,237	72
* MicroStrategy Inc. Class A	553	72
* Cabot Microelectronics Corp.	1,579	71
* Digital River Inc.	3,968	71
* OSI Systems Inc.	922	71
* Super Micro Computer Inc.	4,430	70
* LogMeIn Inc.	2,022	70
* TeleTech Holdings Inc.	2,636	68
* ATMI Inc.	2,180	67
* Synchronoss Technologies Inc.	2,091	66
Monotype Imaging Holdings Inc.	2,116	66
* comScore Inc.	2,397	65
Black Box Corp.	2,187	61
CSG Systems International Inc.	2,028	59
* Rofin-Sinar Technologies Inc.	2,185	56
* Rogers Corp.	898	56
* FARO Technologies Inc.	1,025	56
* Virtusa Corp.	1,401	49
MTS Systems Corp.	702	49
Daktronics Inc.	3,154	48
* Mercury Systems Inc.	4,405	48
* TTM Technologies Inc.	4,465	43
* Tangoe Inc.	2,636	42
Forrester Research Inc.	1,023	41
* Diodes Inc.	1,985	41
* Digi International Inc.	3,508	40
* Avid Technology Inc.	4,262	38
Supertex Inc.	1,420	37
* CIBER Inc.	9,093	36
* DTS Inc.	1,563	35

* QuinStreet Inc.	3,896	34
Micrel Inc.	3,342	32
Cohu Inc.	3,167	31
Ebix Inc.	2,227	31
Bel Fuse Inc. Class B	1,353	31
* Ceva Inc.	1,821	29
* DSP Group Inc.	3,077	27
* Pericom Semiconductor Corp.	2,818	27
* Higher One Holdings Inc.	2,728	27
* Rubicon Technology Inc.	2,410	25
* Oplink Communications Inc.	1,448	24
* Kopin Corp.	5,396	22
* Intevac Inc.	3,210	21
Electro Scientific Industries Inc.	1,739	18
* Sigma Designs Inc.	2,630	15
* Agilysys Inc.	1,098	14
PC-Tel Inc.	1,304	13
		6,805
Materials (6.3%)
KapStone Paper and Packaging Corp.	5,455	291
Kaiser Aluminum Corp.	2,548	172
PH Glatfelter Co.	5,861	164
Stepan Co.	2,582	164
* Clearwater Paper Corp.	2,991	158
* RTI International Metals Inc.	4,165	145
Innophos Holdings Inc.	2,987	143
* OM Group Inc.	4,345	143
A Schulman Inc.	4,017	137
Schweitzer-Mauduit International Inc.	2,569	133
Balchem Corp.	1,998	118
* Kraton Performance Polymers Inc.	4,437	103
* Calgon Carbon Corp.	4,433	92
Haynes International Inc.	1,682	91
Wausau Paper Corp.	6,745	82
Koppers Holdings Inc.	1,719	82
Materion Corp.	2,809	81
* Stillwater Mining Co.	6,495	73
AMCOL International Corp.	2,179	68
* AK Steel Holding Corp.	11,162	63
* Century Aluminum Co.	7,010	63
Zep Inc.	3,076	59
* Flotek Industries Inc.	2,828	59
* LSB Industries Inc.	1,611	52
FutureFuel Corp.	2,314	39
Neenah Paper Inc.	914	38
Myers Industries Inc.	1,879	38
Tredegar Corp.	1,339	35
Olympic Steel Inc.	1,246	35
* AM Castle & Co.	2,317	33
Hawkins Inc.	746	28
		2,982
Telecommunication Services (0.4%)
NTELOS Holdings Corp.	2,068	44
USA Mobility Inc.	2,937	43
Atlantic Tele-Network Inc.	717	40
Lumos Networks Corp.	1,290	30

* Cbeyond Inc.	3,922	22
* General Communication Inc. Class A	1,644	16
		195
Utilities (6.4%)
Piedmont Natural Gas Co. Inc.	10,346	343
Southwest Gas Corp.	6,314	335
UIL Holdings Corp.	7,612	286
UNS Energy Corp.	5,651	271
New Jersey Resources Corp.	5,635	257
South Jersey Industries Inc.	4,376	248
ALLETE Inc.	4,972	245
NorthWestern Corp.	5,237	230
Avista Corp.	8,167	223
El Paso Electric Co.	5,479	197
Laclede Group Inc.	4,138	191
Northwest Natural Gas Co.	3,668	156
American States Water Co.	2,313	67
		3,049
Total Investments (100.2%) (Cost $40,212)		47,594
Other Assets and Liabilities-Net (-0.2%)		(90)
Net Assets (100%)		47,504
* Non-income-producing security.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At November 30, 2013, the cost of investment securities for tax purposes was $40,212,000. Net unrealized appreciation of investment securities for tax purposes was $7,382,000, consisting of unrealized gains of $7,777,000 on securities that had risen in value since their purchase and $395,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Small-Cap 600 Growth Index Fund

Schedule of Investments
As of November 30, 2013

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (17.1%)
Brunswick Corp.	10,711	490
* Buffalo Wild Wings Inc.	2,220	334
* Lumber Liquidators Holdings Inc.	3,254	328
Pool Corp.	5,528	310
* Steven Madden Ltd.	7,117	277
* Outerwall Inc.	3,320	227
* Fifth & Pacific Cos. Inc.	6,819	223
Wolverine World Wide Inc.	6,659	219
Ryland Group Inc.	5,463	216
* Hibbett Sports Inc.	3,074	198
* Vitamin Shoppe Inc.	3,593	195
Dorman Products Inc.	3,598	179
Sturm Ruger & Co. Inc.	2,287	176
* Meritage Homes Corp.	4,027	176
Papa John's International Inc.	1,902	161
Drew Industries Inc.	2,575	140
* Select Comfort Corp.	6,568	139
Oxford Industries Inc.	1,706	128
Interval Leisure Group Inc.	4,692	126
* Iconix Brand Group Inc.	3,077	122
* iRobot Corp.	3,386	112
Buckle Inc.	2,052	109
La-Z-Boy Inc.	3,655	107
Texas Roadhouse Inc. Class A	3,814	107
* Marriott Vacations Worldwide Corp.	1,980	103
* Winnebago Industries Inc.	3,304	102
* Francesca's Holdings Corp.	5,210	102
* Multimedia Games Holding Co. Inc.	3,435	100
Movado Group Inc.	2,134	97
* Standard Pacific Corp.	11,653	95
Ethan Allen Interiors Inc.	3,074	95
* American Public Education Inc.	2,086	94
Hillenbrand Inc.	3,354	94
* Jack in the Box Inc.	1,944	92
* Crocs Inc.	6,502	90
Lithia Motors Inc. Class A	1,355	90
Arctic Cat Inc.	1,589	89
* Helen of Troy Ltd.	1,813	88
Monro Muffler Brake Inc.	1,482	79
DineEquity Inc.	790	66
* M/I Homes Inc.	2,893	64
* Sonic Corp.	3,194	63
Ruth's Hospitality Group Inc.	4,216	61
* Tuesday Morning Corp.	4,348	60
Brown Shoe Co. Inc.	2,289	59
Stage Stores Inc.	2,328	49
* Zumiez Inc.	1,673	46
* BJ's Restaurants Inc.	1,378	41
* Blue Nile Inc.	865	40

Haverty Furniture Cos. Inc.	1,020	29
Callaway Golf Co.	3,518	29
Superior Industries International Inc.	1,385	27
* Zale Corp.	1,846	27
PetMed Express Inc.	1,040	16
* Christopher & Banks Corp.	2,404	15
* Digital Generation Inc.	1,254	15
		6,916
Consumer Staples (4.3%)
* Hain Celestial Group Inc.	5,643	467
* Darling International Inc.	13,988	290
* Boston Beer Co. Inc. Class A	1,032	253
* Prestige Brands Holdings Inc.	6,052	213
B&G Foods Inc.	3,876	134
J&J Snack Foods Corp.	953	82
Inter Parfums Inc.	2,002	73
WD-40 Co.	955	72
Cal-Maine Foods Inc.	990	54
* Medifast Inc.	1,508	41
* Annie's Inc.	800	37
Calavo Growers Inc.	662	20
		1,736
Energy (2.2%)
* Geospace Technologies Corp.	1,525	133
* Northern Oil and Gas Inc.	6,943	111
* Carrizo Oil & Gas Inc.	2,686	109
* Exterran Holdings Inc.	3,250	106
* C&J Energy Services Inc.	4,076	97
* PDC Energy Inc.	1,600	94
* Newpark Resources Inc.	6,120	74
* Approach Resources Inc.	2,244	47
Comstock Resources Inc.	2,116	36
* Forest Oil Corp.	7,139	32
* ION Geophysical Corp.	6,546	25
* Tesco Corp.	866	15
* PetroQuest Energy Inc.	3,756	15
		894
Financials (20.6%)
* Portfolio Recovery Associates Inc.	6,002	351
MarketAxess Holdings Inc.	4,445	313
Geo Group Inc.	8,518	279
Post Properties Inc.	6,460	277
* Texas Capital Bancshares Inc.	4,837	272
FNB Corp.	18,229	232
Prospect Capital Corp.	19,154	219
* First Cash Financial Services Inc.	3,420	217
PrivateBancorp Inc.	7,718	214
Financial Engines Inc.	3,114	211
Bank of the Ozarks Inc.	3,689	207
Tanger Factory Outlet Centers	6,259	207
Home BancShares Inc.	5,619	203
PacWest Bancorp	4,741	195
* Virtus Investment Partners Inc.	817	170
Sovran Self Storage Inc.	2,343	156
BBCN Bancorp Inc.	9,365	156
National Penn Bancshares Inc.	13,774	155

Susquehanna Bancshares Inc.	11,944	150
Healthcare Realty Trust Inc.	6,119	135
First Financial Bankshares Inc.	1,974	131
* Encore Capital Group Inc.	2,746	131
Pinnacle Financial Partners Inc.	3,910	127
UMB Financial Corp.	1,880	121
EastGroup Properties Inc.	1,970	119
MB Financial Inc.	3,629	118
Sabra Health Care REIT Inc.	4,416	118
Cousins Properties Inc.	10,848	116
* BofI Holding Inc.	1,412	116
Medical Properties Trust Inc.	8,705	115
Boston Private Financial Holdings Inc.	9,432	112
ViewPoint Financial Group Inc.	4,249	108
First Commonwealth Financial Corp.	11,408	107
Lexington Realty Trust	10,061	103
PS Business Parks Inc.	1,301	102
American Assets Trust Inc.	3,248	101
HFF Inc. Class A	3,914	100
Wintrust Financial Corp.	2,208	100
Glacier Bancorp Inc.	3,301	99
* eHealth Inc.	2,179	99
Acadia Realty Trust	3,734	97
Capstead Mortgage Corp.	7,923	95
Evercore Partners Inc. Class A	1,596	88
Pennsylvania REIT	4,831	87
Columbia Banking System Inc.	3,091	86
CoreSite Realty Corp.	2,529	82
LTC Properties Inc.	2,016	78
Wilshire Bancorp Inc.	7,274	77
Oritani Financial Corp.	4,633	75
First Midwest Bancorp Inc.	3,992	73
* World Acceptance Corp.	730	67
Universal Health Realty Income Trust	1,499	64
Cardinal Financial Corp.	3,577	63
CVB Financial Corp.	3,867	62
Government Properties Income Trust	2,453	61
Inland Real Estate Corp.	4,847	53
Employers Holdings Inc.	1,473	48
Brookline Bancorp Inc.	5,069	46
Independent Bank Corp.	1,163	44
HCI Group Inc.	882	44
* Piper Jaffray Cos.	1,146	44
Saul Centers Inc.	892	43
Associated Estates Realty Corp.	2,517	40
Parkway Properties Inc.	2,064	38
* Taylor Capital Group Inc.	1,388	35
City Holding Co.	692	34
Dime Community Bancshares Inc.	1,937	33
Urstadt Biddle Properties Inc. Class A	1,404	27
Getty Realty Corp.	1,343	25
Cedar Realty Trust Inc.	3,234	19
Agree Realty Corp.	581	17
		8,307
Health Care (16.3%)
* Align Technology Inc.	8,311	454
* ViroPharma Inc.	7,752	384

Questcor Pharmaceuticals Inc.	6,530	379
* Medidata Solutions Inc.	2,967	353
* MWI Veterinary Supply Inc.	1,515	276
* PAREXEL International Corp.	6,654	274
* Medicines Co.	7,398	271
West Pharmaceutical Services Inc.	5,369	268
* Haemonetics Corp.	6,085	257
* Santarus Inc.	7,223	232
Air Methods Corp.	4,139	232
* Neogen Corp.	4,269	217
* Akorn Inc.	8,422	217
* Cyberonics Inc.	2,910	200
* Impax Laboratories Inc.	7,572	182
* Acorda Therapeutics Inc.	4,811	167
* Hanger Inc.	4,111	160
Cantel Medical Corp.	3,931	147
Analogic Corp.	1,449	140
* Greatbatch Inc.	2,853	116
* ICU Medical Inc.	1,546	102
Chemed Corp.	1,272	99
* Momenta Pharmaceuticals Inc.	5,444	97
* Ligand Pharmaceuticals Inc. Class B	1,696	94
Abaxis Inc.	2,489	90
* Luminex Corp.	4,352	85
* Bio-Reference Labs Inc.	2,913	85
* HealthStream Inc.	2,374	80
* ABIOMED Inc.	2,603	74
* Cambrex Corp.	3,566	69
Meridian Bioscience Inc.	2,648	65
* Integra LifeSciences Holdings Corp.	1,392	65
* IPC The Hospitalist Co. Inc.	976	61
* Omnicell Inc.	2,514	61
Spectrum Pharmaceuticals Inc.	6,287	61
Landauer Inc.	1,125	60
* Cynosure Inc. Class A	2,294	59
Quality Systems Inc.	2,419	56
Computer Programs & Systems Inc.	773	48
* Natus Medical Inc.	2,061	47
* AMN Healthcare Services Inc.	3,147	44
* Anika Therapeutics Inc.	1,084	37
* Healthways Inc.	2,322	32
* Corvel Corp.	664	31
* Merit Medical Systems Inc.	1,759	29
* SurModics Inc.	945	23
* Arqule Inc.	6,450	16
CryoLife Inc.	1,111	12
		6,608
Industrials (11.6%)
* Old Dominion Freight Line Inc.	8,257	425
Toro Co.	6,762	417
Healthcare Services Group Inc.	8,271	240
EnerSys Inc.	3,267	233
Actuant Corp. Class A	5,894	230
Franklin Electric Co. Inc.	4,612	205
* Allegiant Travel Co. Class A	1,763	195
* On Assignment Inc.	5,452	185
* Teledyne Technologies Inc.	1,638	152

AZZ Inc.	3,010	147
Mueller Industries Inc.	2,101	128
Applied Industrial Technologies Inc.	2,453	119
Lindsay Corp.	1,524	116
Forward Air Corp.	2,248	97
* DXP Enterprises Inc.	945	93
Standex International Corp.	1,500	88
Interface Inc. Class A	4,332	87
* WageWorks Inc.	1,447	83
* GenCorp Inc.	4,505	83
Simpson Manufacturing Co. Inc.	2,275	83
* Hub Group Inc. Class A	2,151	81
Quanex Building Products Corp.	4,379	78
* EnPro Industries Inc.	1,318	75
UniFirst Corp.	701	72
Brady Corp. Class A	2,198	69
Exponent Inc.	869	67
* II-VI Inc.	4,036	66
Apogee Enterprises Inc.	1,832	66
Knight Transportation Inc.	3,546	63
Cubic Corp.	1,109	62
Encore Wire Corp.	1,230	62
Titan International Inc.	3,435	59
Tennant Co.	894	58
ESCO Technologies Inc.	1,468	50
Heartland Express Inc.	2,687	49
Kaman Corp.	1,221	49
AAON Inc.	1,547	48
* Aegion Corp. Class A	2,102	46
Resources Connection Inc.	2,780	40
* American Woodmark Corp.	1,046	38
* Lydall Inc.	1,981	35
* Saia Inc.	1,008	35
American Science & Engineering Inc.	345	25
		4,699
Information Technology (21.8%)
FEI Co.	4,939	450
MAXIMUS Inc.	8,067	367
* Tyler Technologies Inc.	3,317	340
Cognex Corp.	9,779	322
* ARRIS Group Inc.	13,571	278
* Manhattan Associates Inc.	2,286	275
* Microsemi Corp.	11,023	269
* Hittite Microwave Corp.	3,736	236
Littelfuse Inc.	2,648	230
* OpenTable Inc.	2,714	227
* Electronics For Imaging Inc.	5,491	217
* Dealertrack Technologies Inc.	5,181	217
Belden Inc.	2,836	199
NIC Inc.	7,060	172
* Cirrus Logic Inc.	7,504	151
* Veeco Instruments Inc.	4,629	149
* NETGEAR Inc.	4,568	147
* Blucora Inc.	4,864	141
j2 Global Inc.	2,930	141
Monolithic Power Systems Inc.	4,050	135
* Netscout Systems Inc.	4,403	134

Coherent Inc.	1,769	122
* Cardtronics Inc.	2,867	122
Heartland Payment Systems Inc.	2,701	121
* Interactive Intelligence Group Inc.	1,846	120
* iGATE Corp.	3,424	115
* ViaSat Inc.	1,877	113
* Kulicke & Soffa Industries Inc.	8,902	112
* OSI Systems Inc.	1,421	109
* Advanced Energy Industries Inc.	4,328	103
* Measurement Specialties Inc.	1,764	98
* CalAmp Corp.	3,886	97
* ExlService Holdings Inc.	3,638	96
Blackbaud Inc.	2,648	96
Power Integrations Inc.	1,750	94
Badger Meter Inc.	1,699	93
MKS Instruments Inc.	3,077	92
* Take-Two Interactive Software Inc.	5,528	90
* Ultratech Inc.	3,281	87
* Ixia	6,636	86
MTS Systems Corp.	1,236	86
Monotype Imaging Holdings Inc.	2,752	86
* Perficient Inc.	3,911	85
* Bottomline Technologies de Inc.	2,436	84
* Rogers Corp.	1,277	80
* Stamps.com Inc.	1,685	78
* MicroStrategy Inc. Class A	587	76
* Synaptics Inc.	1,425	72
* LivePerson Inc.	5,812	71
* Liquidity Services Inc.	3,036	70
* Exar Corp.	5,607	69
* Progress Software Corp.	2,558	67
CSG Systems International Inc.	2,236	65
* FARO Technologies Inc.	1,133	62
* Cabot Microelectronics Corp.	1,371	62
* ATMI Inc.	1,881	58
* Synchronoss Technologies Inc.	1,742	55
* Virtusa Corp.	1,545	54
* Entropic Communications Inc.	10,800	54
* Diodes Inc.	2,588	53
* comScore Inc.	1,852	50
* Nanometrics Inc.	2,613	49
* XO Group Inc.	2,921	46
* Rudolph Technologies Inc.	3,894	44
* Rofin-Sinar Technologies Inc.	1,436	37
* Procera Networks Inc.	2,428	37
* Sanmina Corp.	2,376	37
* Dice Holdings Inc.	4,743	35
* LogMeIn Inc.	944	33
Daktronics Inc.	1,757	27
* VASCO Data Security International Inc.	3,459	27
* Tangoe Inc.	1,658	26
Ebix Inc.	1,867	26
Forrester Research Inc.	638	25
Micrel Inc.	2,566	25
* TTM Technologies Inc.	2,563	25
* DTS Inc.	803	18
* Ceva Inc.	1,021	16

Electro Scientific Industries Inc.		1,491	15
* Higher One Holdings Inc.		1,485	15
* Oplink Communications Inc.		836	14
* Kopin Corp.		2,609	11
* Agilysys Inc.		714	9
PC-Tel Inc.		916	9
* Sigma Designs Inc.		1,368	8
			8,814
Materials (5.5%)
PolyOne Corp.		11,469	372
HB Fuller Co.		5,942	304
* SunCoke Energy Inc.		8,280	188
* Texas Industries Inc.		2,534	147
Globe Specialty Metals Inc.		7,665	136
Quaker Chemical Corp.		1,556	126
Balchem Corp.		1,800	106
* Stillwater Mining Co.		8,479	95
American Vanguard Corp.		2,949	85
* Headwaters Inc.		8,681	84
Deltic Timber Corp.		1,328	84
Schweitzer-Mauduit International Inc.		1,482	77
* Flotek Industries Inc.		2,877	60
* Calgon Carbon Corp.		2,562	53
Tredegar Corp.		1,816	48
Neenah Paper Inc.		1,104	46
Koppers Holdings Inc.		957	45
* AK Steel Holding Corp.		6,418	36
AMCOL International Corp.		1,061	33
Myers Industries Inc.		1,507	31
* LSB Industries Inc.		857	28
Hawkins Inc.		470	18
FutureFuel Corp.		667	11
			2,213
Telecommunication Services (0.4%)
* Cincinnati Bell Inc.		24,590	79
Atlantic Tele-Network Inc.		553	31
Lumos Networks Corp.		991	23
* General Communication Inc. Class A		2,225	22
			155
Utilities (0.2%)
American States Water Co.		2,571	75

Total Common Stocks (Cost $34,399)			40,417
	Coupon
Temporary Cash Investment (0.4%)
Money Market Fund (0.4%)
1 Vanguard Market Liquidity Fund (Cost $161)	0.127%	160,946	161

Total Investments (100.4%) (Cost $34,560)			40,578
Other Assets and Liabilities-Net (-0.4%)			(157)
Net Assets (100%)			40,421

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

S&P Small-Cap 600 Growth Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At November 30, 2013, the cost of investment securities for tax purposes was $34,560,000. Net unrealized appreciation of investment securities for tax purposes was $6,018,000, consisting of unrealized gains of $6,427,000 on securities that had risen in value since their purchase and $409,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD ADMIRAL FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD ADMIRAL FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: January 21, 2014
VANGUARD ADMIRAL FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: January 21, 2014

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.